UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0792

CNI Charter Funds
(Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

SEI Investments Distributors
1 Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

Item 1.   Schedule of Investments

Schedule of Investments
June 30, 2012 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [38.7%]
FAMC DN (A)
0.145%, 07/13/12	$35,000	$34,998
0.100%, 07/24/12	20,000	19,999
0.130%, 08/01/12	25,000	24,997
0.150%, 08/23/12	24,000	23,995
0.150%, 09/20/12	2,490	2,489
0.130%, 09/28/12	30,000	29,990
0.140%, 10/02/12	5,000	4,998
0.160%, 11/06/12	22,000	21,988
0.160%, 11/08/12	30,000	29,983
0.170%, 11/27/12	20,000	19,986
0.155%, 11/29/12	25,000	24,984
2.060%, 01/02/13	18,510	18,492
0.196%, 02/01/13	50,000	49,942
0.220%, 04/01/13	12,927	12,905
0.210%, 05/10/13	45,000	44,918
FFCB
0.250%, 07/02/12	24,400	24,400
0.221%, 03/06/13 (B)	14,000	14,005
0.240%, 04/19/13 (B)	5,000	5,002
0.210%, 08/06/13 (B)	50,000	49,993
0.216%, 08/27/13 (B)	25,000	25,001
0.216%, 09/16/13 (B)	18,750	18,750
0.206%, 11/01/13 (B)	25,000	24,996
0.392%, 02/10/14 (B)	22,075	22,097
0.206%, 03/11/14 (B)	20,000	20,000
0.256%, 03/24/14 (B)	20,000	20,000
FFCB DN (A)
0.135%, 12/21/12	20,000	19,987
FHLB
0.260%, 07/06/12	25,000	25,000
0.200%, 07/18/12 (B)	20,000	20,000
0.250%, 07/25/12	14,190	14,191
0.875%, 08/22/12	20,000	20,020
0.230%, 08/28/12	20,000	20,002
0.378%, 12/20/12 (B)	9,400	9,408
0.170%, 01/24/13	23,000	23,000
0.300%, 01/25/13 (B)	10,000	10,007
0.160%, 02/08/13	10,000	9,995
0.219%, 04/09/13 (B)	15,000	15,000
0.240%, 04/16/13	10,000	10,001
0.180%, 05/15/13 (B)	20,000	19,999
0.190%, 05/21/13 (B)	20,000	19,998
0.250%, 06/07/13	20,000	20,000
0.230%, 11/15/13 (B)	15,000	14,996
0.240%, 12/20/13 (B)	25,000	24,993
0.200%, 01/02/14 (B)	20,000	19,998
0.288%, 06/12/14 (B)	20,000	20,000
FHLB DN (A)
0.180%, 10/03/12	20,000	19,991
FHLMC
5.125%, 07/15/12	25,000	25,048
0.201%, 08/10/12 (B)	20,000
0.375%, 11/30/12	25,000	25,019
0.750%, 03/28/13	15,000	15,058

Description	Face Amount (000)	Value (000)

FHLMC DN (A)
0.130%, 08/01/12	$39,800	$39,796
0.133%, 08/06/12	30,010	30,006
0.120%, 09/18/12	12,000	11,997
0.159%, 10/01/12	55,873	55,851
0.140%, 10/22/12	20,000	19,991
FNMA
4.750%, 11/19/12	11,432	11,632
0.290%, 11/23/12 (B)	5,000	5,003
0.350%, 12/03/12 (B)	10,000	10,008
3.875%, 07/12/13	26,384	27,363

Total U.S. Government Agency Obligations
(Cost $1,242,266)		1,242,266

Corporate Bonds [5.6%]
Financial Services [2.0%]
General Electric Capital, MTN
2.000%, 09/28/12	30,000	30,131
0.468%, 12/21/12 (B)	33,115	33,164

Total Financial Services		63,295

Investment Banker/Broker Dealer [1.1%]
Citigroup Funding
2.125%, 07/12/12	25,000	25,015
1.875%, 11/15/12	11,272	11,342

Total Investment Banker/Broker Dealer		36,357

Security Brokers & Dealers [2.5%]
Ally Financial
1.750%, 10/30/12	25,000	25,129
0.468%, 12/19/12 (B)	24,140	24,174
JPMorgan Chase (B)
0.712%, 12/26/12	31,525	31,612

Total Security Brokers & Dealers		80,915

Total Corporate Bonds
(Cost $180,567)		180,567

Municipal Bonds [4.4%]
California [1.5%]
Abag Finance Authority for Nonprofit, Ser A, RB, FNMA, AMT (B)
0.160%, 07/05/12	15,000	15,000
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT (B)
0.160%, 07/05/12	8,000	8,000
Los Angeles, Community Redevelopment Agency, Ser A, RB, FNMA, AMT (B)
0.160%, 07/05/12	15,450	15,450

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT (B)
0.170%, 07/05/12	$9,000	$9,000

Total California		47,450

New York [1.8%]
New York State, Housing Finance Agency, RB, FNMA, AMT (B)
0.180%, 07/04/12	20,000	20,000
New York State, Housing Finance Agency, RB, FNMA, AMT (B)
0.170%, 07/04/12	13,900	13,900
New York State, Housing Finance Agency, RB, FNMA, AMT (B)
0.170%, 07/04/12	5,800	5,800
New York State, Housing Finance Agency, Ser A, RB, FNMA, AMT (B)
0.170%, 07/04/12	19,000	19,000

Total New York		58,700

Texas [0.9%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT (B)
0.210%, 07/04/12	13,800	13,800
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT (B)
0.200%, 07/05/12	13,830	13,830

Total Texas		27,630

Washington [0.2%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT (B) (D)
0.210%, 07/05/12	8,000	8,000

Total Municipal Bonds
(Cost $141,780)		141,780

U.S. Treasury Obligation [0.5%]
U.S. Treasury Note
1.375%, 05/15/13	15,000	15,152

Total U.S. Treasury Obligation
(Cost $15,152)		15,152

Description	Face Amount (000)/ Shares	Value (000)

U.S. Government Related Securities [17.1%]
Straight-A Funding
0.180%, 07/03/12	$28,377	$28,377
0.180%, 07/09/12	100,029	100,025
0.180%, 07/11/12	62,000	61,997
0.180%, 07/13/12	25,117	25,116
0.180%, 07/19/12	25,000	24,998
0.180%, 07/26/12	38,824	38,820
0.180%, 08/02/12	50,000	49,992
0.180%, 08/07/12	36,506	36,499
0.180%, 08/08/12	30,058	30,052
0.180%, 08/09/12	40,000	39,992
0.180%, 08/27/12	20,074	20,068
0.180%, 09/04/12	30,000	29,990
0.180%, 09/10/12	51,983	51,964
0.170%, 08/07/12	10,839	10,837

Total U.S. Government Related Securities
(Cost $548,727)		548,727

Short-Term Investment [15.5%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%*	496,414,893	496,415

Total Short-Term Investment
(Cost $496,415)		496,415

Repurchase Agreements (C) [18.8%]
Bank of America
0.110%, dated 06/30/12, repurchased on 07/02/12, repurchase price $200,001,833 (collateralized by a U.S. Treasury Note, par value $200,090,600, 1.250%, 03/15/14; with total market value $204,000,079)	200,000	200,000
Barclays
0.150%, dated 06/30/12, repurchased on 07/02/12, repurchase price $130,001,625 (collateralized by a U.S. Treasury Note, par value $132,934,100, 0.250%, 02/15/15; with total market value $132,600,083)	130,000	130,000

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

Deutsche Bank
0.150%, dated 06/30/12, repurchased on 07/02/12, repurchase price $200,002,500 (collateralized by various U.S. Government obligations, ranging in par value $33,805,000 - $75,000,000, 0.000%, 01/15/18 - 01/15/21; with total market value $204,000,512)	$200,000	$200,000
Goldman Sachs
0.150%, dated 06/30/12, repurchased on 07/02/12, repurchase price $75,000,938 (collateralized by various U.S. Government obligations, ranging in par value $13,521,000 - $60,004,000, 0.570% - 5.000%, 03/05/15 - 02/13/17; with total market value $76,500,210)	75,000	75,000

Total Repurchase Agreements
(Cost $605,000)		605,000

Total Investments [100.6%]
(Cost $3,229,907)†		$3,229,907

Percentages are based on Net Assets of $3,211,273 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
*	The rate reported is the 7-day effective yield as of June 30, 2012.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2012.
(C)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series

The following is a list of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$1,242,266	$—	$1,242,266
Corporate Bonds	—	180,567	—	180,567
Municipal Bonds	—	141,780	—	141,780
U.S. Treasury Obligation	—	15,152	—	15,152
U.S. Government Related Securities	—	548,727	—	548,727
Short-Term Investment	496,415	—	—	496,415
Repurchase Agreements	—	605,000	—	605,000
Total Investments in Securities	$496,415	$2,733,492	$—	$3,229,907

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2012 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper [50.7%]
Banks [16.5%]
Bank of Nova Scotia
0.315%, 09/10/12	$10,000	$9,994
Bank of Tokyo-Mitsubishi UFJ NY
0.521%, 12/10/12	10,000	9,977
0.471%, 11/05/12	15,000	14,975
BNZ International Funding (A)
0.270%, 09/07/12	10,000	9,995
Commonwealth Bank of Australia (A)
0.300%, 10/26/12	10,000	9,990
Korea Development Bank
0.551%, 07/03/12	10,000	10,000
0.531%, 08/09/12	15,000	14,991
0.511%, 09/04/12	10,000	9,991
Mizuho Funding (A)
0.190%, 07/02/12	9,500	9,500
0.170%, 07/18/12	3,500	3,500
Sumitomo Corp of America
0.440%, 09/10/12	10,000	9,991
0.440%, 09/13/12	15,000	14,986
0.350%, 07/23/12	10,000	9,998
Sumitomo Mitsui Trust Bank Limited (A)
0.350%, 08/21/12	15,000	14,993
0.350%, 09/04/12	10,000	9,994
Toronto-Dominion Holdings USA (A)
0.240%, 10/22/12	10,000	9,992
Westpac Securities NZ (A)
0.633%, 07/16/12	5,000	5,001
0.380%, 11/21/12	15,000	14,977
0.240%, 08/10/12	10,000	9,997

Total Banks		202,842

Computer System Design & Services [0.8%]
Dell (A)
0.230%, 07/16/12	10,000	9,999

Financial Services [15.0%]
BTM Capital (A)
0.511%, 07/02/12	9,000	9,000
Caisse Centrale Desjardins du Quebec (A)
0.200%, 07/11/12	15,000	14,999
0.200%, 09/10/12	10,000	9,996
0.170%, 07/09/12	10,000	10,000
General Electric Capital
0.371%, 12/24/12	15,000	14,973
0.361%, 12/10/12	10,000	9,984
0.290%, 09/04/12	10,000	9,995
Govco (A)
0.480%, 07/23/12	15,000	14,995
0.420%, 07/09/12	20,000	19,998

Description	Face Amount (000)	Value (000)

John Deere Bank (A)
0.200%, 08/14/12	$15,000	$14,996
0.150%, 07/05/12	10,000	10,000
0.140%, 07/03/12	10,000	10,000
Toyota Financial Services de Puerto Rico
0.340%, 07/05/12	10,000	10,000
Toyota Motor Credit
0.390%, 11/01/12	10,000	9,986
0.361%, 08/10/12	15,000	14,994

Total Financial Services		183,916

Import/Export [2.9%]
Mitsui & USA
0.330%, 09/17/12	10,000	9,993
0.300%, 07/05/12	15,000	15,000
0.270%, 07/25/12	10,000	9,998

Total Import/Export		34,991

Investment Banker/Broker Dealer [5.2%]
AllianceBernstein (A)
0.471%, 09/04/12	10,000	9,992
0.400%, 08/06/12	10,000	9,996
0.380%, 07/18/12	15,000	14,997
Macquarie Bank (A)
0.290%, 07/23/12	15,000	14,997
0.290%, 07/30/12	14,000	13,997

Total Investment Banker/Broker Dealer		63,979

Miscellaneous Manufacturing [2.4%]
MetLife Short Term Funding (A)
0.180%, 07/17/12	14,700	14,699
0.180%, 07/24/12	15,000	14,998

Total Miscellaneous Manufacturing		29,697

Petroleum & Fuel Products [4.1%]
BP Capital Markets (A)
0.602%, 01/02/13	10,000	9,969
0.441%, 10/10/12	10,000	9,988
0.300%, 07/02/12	15,000	15,000
Chevron (A)
0.090%, 07/03/12	15,000	15,000

Total Petroleum & Fuel Products		49,957

Retail [1.4%]
Wal-Mart Stores (A)
0.100%, 07/02/12	17,120	17,120

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Schools [2.4%]
University of California
0.160%, 09/10/12	$15,000	$14,995
0.160%, 09/17/12	15,000	14,995

Total Schools		29,990

Total Commercial Paper
(Cost $622,491)		622,491

Municipal Bonds [8.7%]
California [1.2%]
Los Angeles, Department of Water & Power, Ser B-3, RB (B)
0.170%, 07/01/12	14,740	14,740

Illinois [1.2%]
Chicago, Midway Airport Authority, RB, AMT (B) (C)
0.220%, 07/01/12	14,500	14,500

Massachusetts [1.1%]
Massachusetts State, Health & Educational Facilities Authority, Ser N-4, RB (B) (C)
0.180%, 07/01/12	13,255	13,255

North Carolina [1.3%]
Charlotte, Water and Sewer System, Ser B, RB (B)
0.150%, 07/05/12	16,700	16,700

Ohio [1.4%]
Ohio State, Higher Educational Facility Commission, RB (B)
0.160%, 07/01/12	17,490	17,490

Texas [2.5%]
Lower Neches Valley Authority Industrial Development, RB (B)
0.140%, 07/01/12	15,000	15,000
Lower Neches Valley Authority Industrial Development, Ser A, RB (B)
0.130%, 07/01/12	15,435	15,435

Total Texas		30,435

Total Municipal Bonds
(Cost $107,120)		107,120

Description	Face Amount (000)	Value (000)

U.S. Government Related Securities [2.6%]
Straight-A Funding
0.180%, 08/02/12	$10,045	$10,043
0.180%, 09/04/12	10,000	9,997
0.170%, 08/17/12	5,108	5,107
0.150%, 07/05/12	6,500	6,500

Total U.S. Government Related Securities
(Cost $31,647)		31,647

Corporate Bond [1.2%]
Banks [1.2%]
National Australia Bank (B)
0.536%, 08/04/12	15,000	15,000

Total Corporate Bond
(Cost $15,000)		15,000

U.S. Government Agency Obligation [0.8%]
FHLMC (B)
0.201%, 08/10/12	10,000	10,000

Total U.S. Government Agency Obligation
(Cost $10,000)		10,000

Certificates of Deposit [20.9%]
ASB Finance (A)
0.341%, 07/11/12	15,000	15,000
Banco Del Estado De Chile
0.470%, 07/11/12	15,000	15,000
0.670%, 10/03/12	10,000	10,000
0.740%, 12/18/12	10,000	10,000
Bank of Montreal
0.150%, 07/02/12	10,000	10,000
0.160%, 07/05/12	15,000	15,000
0.300%, 12/04/12	10,000	10,000
Bank of Nova Scotia
0.666%, 07/26/12	15,000	15,019
0.547%, 08/13/12	10,000	10,010
BNZ International Funding (A)
0.525%, 07/28/12	15,000	15,000
Mizuho Corporate Bank
0.450%, 07/02/12	5,000	5,000
0.180%, 07/25/12	15,000	15,000
National Australia Bank
0.500%, 11/16/12	10,000	10,008
National Bank of Canada
0.430%, 07/11/12	5,000	5,000
0.301%, 07/11/12	15,000	15,000
0.400%, 07/17/12	11,000	11,000
Norinchukin Bank
0.410%, 07/23/12	10,000	10,000
0.380%, 08/20/12	15,000	15,000
0.380%, 09/04/12	10,000	10,000
Sumitomo Mitsui Trust Bank Limited
0.360%, 07/20/12	10,000	10,000

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)/ Shares	Value (000)

Toronto-Dominion Bank
0.314%, 07/20/12	$15,000	$15,000
0.210%, 08/01/12	10,000	10,000

Total Certificates of Deposit
(Cost $256,037)		256,037

Short-Term Investment [6.1%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%*	74,354,843	74,355

Total Short-Term Investment
(Cost $74,355)		74,355

Repurchase Agreements (D) [9.0%]
Bank of America
0.110%, dated 06/30/12, repurchased on 07/02/12, repurchase price $25,000,229 (collateralized by a U.S. Treasury Note, par value $24,318,500, 2.000%, 02/15/22; with total market value $25,500,077)	25,000	25,000
Barclays
0.150%, dated 06/30/12, repurchased on 07/02/12, repurchase price $35,000,438 (collateralized by a U.S. Treasury Note, par value $31,754,300, 2.750%, 02/15/19; with total market value $35,700,063)	35,000	35,000
Deutsche Bank
0.150%, dated 06/30/12, repurchased on 07/02/12, repurchase price $25,000,313 (collateralized by various U.S. Government obligations, ranging in par value $2,500,000-$34,961,000, 5.500%-6.030%, 10/08/27-07/15/36; with total market value $25,500,581)	25,000	25,000

Description	Face Amount (000)	Value (000)

Goldman Sachs
0.150%, dated 06/30/12, repurchased on 07/02/12, repurchase price $25,000,313 (collateralized by a FNMA obligation, par value $25,568,000, 1.125%, 06/14/17; with total market value $25,500,405)	$25,000	$25,000

Total Repurchase Agreements
(Cost $110,000)		110,000

Total Investments [100.0%]
(Cost $1,226,650)†		$1,226,650

Percentages are based on Net Assets of $1,226,472 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
*	The rate reported is the 7-day effective yield as of June 30, 2012.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2012, the value of these securities amounted to $412,675 ($ Thousands), representing 33.6% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2012.
(C)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
RB — Revenue Bond
Ser — Series

The following is a list of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$622,491	$—	$622,491
Municipal Bonds	—	107,120	—	107,120
U.S. Government Related Securities	—	31,647	—	31,647
Corporate Bond	—	15,000	—	15,000
U.S. Government Agency Obligation	—	10,000	—	10,000
Certificates of Deposit	—	256,037	—	256,037
Short-Term Investment	74,355	—	—	74,355
Repurchase Agreements	—	110,000	—	110,000
Total Investments in Securities	$74,355	$1,152,295	$—	$1,226,650

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2012 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [90.0%]
California [84.7%]
Bay Area Toll Authority, Ser A-2, RB (A) (B) (C)
0.120%, 07/05/12	$5,000	$5,000
Bay Area Toll Authority, Ser C-1, RB (A) (B) (C)
0.140%, 07/05/12	19,445	19,445
Bay Area Toll Authority, Ser C-1, RB (A) (B) (C)
0.120%, 07/05/12	23,350	23,350
Bay Area Toll Authority, Ser C-2, RB (A) (B) (C)
0.140%, 07/05/12	4,190	4,190
California State, Economic Recovery Project, Ser C-1, GO (A) (B) (C)
0.200%, 07/01/12	20,735	20,735
California State, GO (A) (B) (C)
0.160%, 07/01/12	4,150	4,150
California State, Health Facilities Financing Authority, RB (A) (B) (C)
0.150%, 07/04/12	6,750	6,750
California State, Health Facilities Financing Authority, RB (A) (C)
0.148%, 07/04/12	10,885	10,885
California State, Health Facilities Financing Authority, RB (A) (B) (C)
0.120%, 07/04/12	8,500	8,500
California State, Health Facilities Financing Authority, Ser A, RB (A) (B) (C)
0.150%, 07/04/12	1,800	1,800
California State, Health Facilities Financing Authority, Ser B, RB (A) (B) (C)
0.130%, 07/01/12	6,400	6,400
California State, Health Facilities Financing Authority, Ser B, RB (A) (B) (C)
0.150%, 07/04/12	15,955	15,955
California State, Health Facilities Financing Authority, Ser C, RB (A) (B) (C)
0.160%, 07/04/12	9,125	9,125
California State, Infrastructure & Economic Development Authority, Pacific Gas & Electric Project, Ser D, RB (A) (B) (C)
0.130%, 07/01/12	17,125	17,125

Description	Face Amount (000)	Value (000)

California State, Kindergarten Project, Ser A-2, GO (A) (B) (C)
0.140%, 07/01/12	$24,650	$24,650
California State, Kindergarten Project, Ser A-3, GO (A) (B) (C)
0.160%, 07/01/12	7,600	7,600
California State, Kindergarten Project, Ser A-8, GO (A) (B) (C)
0.190%, 07/05/12	29,400	29,400
California State, Kindergarten Project, Ser B-2, GO (A) (B) (C)
0.170%, 07/01/12	1,300	1,300
California State, Kindergarten Project, Ser B-5, GO (A) (B) (C)
0.190%, 07/05/12	4,200	4,200
California State, Municipal Finance Authority, RB (A) (C)
0.150%, 07/01/12	7,200	7,200
California State, Ser A-1, GO (A) (B) (C)
0.160%, 07/04/12	5,000	5,000
California State, Ser A-2, GO (A) (B) (C)
0.110%, 07/01/12	5,100	5,100
California State, Ser A-2, GO (A) (B) (C)
0.150%, 07/04/12	7,000	7,000
California State, Ser B-1, GO (A) (B) (C)
0.160%, 07/01/12	7,575	7,575
California State, Ser B-4, GO (A) (B) (C)
0.180%, 07/04/12	15,000	15,000
California State, Sub-Ser A, GO (A) (B) (C)
0.150%, 07/04/12	1,500	1,500
California Statewide, Communities Development Authority, RB (A) (C)
0.150%, 07/04/12	5,000	5,000
California Statewide, Communities Development Authority, Masters College Project, Ser A, RB (A) (B) (C)
0.200%, 07/05/12	3,000	3,000
California Statewide, Communities Development Authority, Ser D, RB (A) (C)
0.150%, 07/04/12	21,500	21,500

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

East Bay, Municipal Utility District, Ser A-1, RB (A) (C)
0.150%, 07/04/12	$23,905	$23,905
Eastern Municipal Water District, Ser B, COP (A) (C)
0.140%, 07/04/12	10,000	10,000
Eastern Municipal Water District, Ser D, COP (A) (C)
0.150%, 07/04/12	22,375	22,375
Elsinore Valley, Municipal Water District, Ser A, COP (A) (B) (C)
0.150%, 07/04/12	3,485	3,485
Elsinore Valley, Municipal Water District, Ser B, COP (A) (B) (C)
0.150%, 07/04/12	14,700	14,700
Glendale, Police Building Project, COP (A) (C)
0.180%, 07/05/12	18,800	18,800
Golden State, Tobacco Settlement, Ser A-3, RB (D) Pre-Refunded @ 100
7.875%, 06/01/13	2,170	2,322
Kern County, TRAN
2.500%, 06/28/13	10,000	10,225
Long Beach, TRAN
2.000%, 09/28/12	7,000	7,029
Los Angeles County, Metropolitan Transportation Authority, RB (A) (B) (C)
0.140%, 07/05/12	5,570	5,570
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB (A) (C)
0.230%, 07/05/12	65	65
Los Angeles County, Metropolitan Transportation Authority, Ser A2, RB (A) (C)
0.140%, 07/01/12	20,345	20,345
Los Angeles County, Metropolitan Transportation Authority, Ser C2, RB (A) (B) (C)
0.140%, 07/05/12	9,325	9,325
Los Angeles County, Metropolitan Transportation Authority, Ser C4, RB, FGIC (A) (B) (C)
0.140%, 07/05/12	2,400	2,400
Los Angeles, Department of Water & Power, Ser A-3, RB (A) (C)
0.130%, 07/05/12	2,500	2,500

Description	Face Amount (000)	Value (000)

Los Angeles, Department of Water & Power, Ser B-2, RB (A) (C)
0.100%, 07/01/12	$20,000	$20,000
Los Angeles, Department of Water & Power, Ser B-3, RB (A) (C)
0.170%, 07/01/12	15,360	15,360
Los Angeles, Department of Water & Power, Ser B-4, RB (A) (C)
0.150%, 07/05/12	14,075	14,075
Los Angeles, Department of Water & Power, Sub-Ser B-6, RB (A) (C)
0.100%, 07/01/12	17,200	17,200
Metropolitan Water District of Southern California, Ser A-1, RB (A) (C)
0.180%, 07/05/12	10,000	10,000
Metropolitan Water District of Southern California, Ser A-2, RB (A) (C)
0.180%, 07/05/12	11,000	11,000
Metropolitan Water District of Southern California, Ser A-3, RB (A) (C)
0.180%, 07/05/12	10,000	10,000
Modesto, Water Revenue, Ser A, RB (A) (B) (C)
0.150%, 07/05/12	4,800	4,800
Newport Beach, Hoag Memorial Hospital Project, Ser C, RB (A) (C)
0.130%, 07/04/12	14,200	14,200
Orange County, Water District Authority, Ser A, COP (A) (B) (C)
0.180%, 07/04/12	25,350	25,350
Riverside County, Public Facilities Authority, Ser C, COP (A) (B) (C)
0.160%, 07/04/12	8,000	8,000
Riverside County, Water Authority, Ser A, RB (A) (C)
0.230%, 07/05/12	5,000	5,000
Sacramento County, Sanitation District Financing Authority, Ser D, RB (A) (B) (C)
0.250%, 07/01/12	9,875	9,875
Sacramento County, Sanitation District Financing Authority, Ser E, RB (A) (B) (C)
0.180%, 07/04/12	6,700	6,700

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

San Bernardino County, Ser A, TRAN
2.000%, 06/28/13	$4,000	$4,071
San Diego County, Regional Transportation Commission, Ser B, RB (A) (C)
0.120%, 07/05/12	9,180	9,180
San Diego County, Regional Transportation Commission, Ser D, RB (A) (C)
0.150%, 07/05/12	7,890	7,890
San Diego, Water Authority
0.170%, 09/12/12	13,100	13,100
San Francisco City & County, Airports Commission, Ser 37C, RB (A) (B) (C)
0.170%, 07/04/12	15,900	15,900
Santa Barbara County, Ser A, RB
2.000%, 06/28/13	5,000	5,089
Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB (A) (C)
0.170%, 07/04/12	9,820	9,820
Santa Clara Valley, Transportation Authority, Ser C, RB (A) (C)
0.150%, 07/05/12	12,000	12,000
Santa Clara Valley, Transportation Authority, Ser C, RB (A) (C)
0.140%, 07/05/12	995	995
Santa Clara Valley, Transportation Authority, Ser D, RB (A) (C)
0.140%, 07/05/12	20,800	20,800
Southern California, Metropolitan Water District, Ser B-3, RB (A) (C)
0.130%, 07/01/12	4,200	4,200
Southern California, Public Power Authority, RB (A) (B) (C)
0.180%, 07/04/12	9,000	9,000
Southern California, Public Power Authority, Ser A, RB (A) (C)
0.140%, 07/01/12	5,545	5,545
University of California, Regent
0.160%, 07/10/12	20,000	20,000
University of California, Regents Medical Center, Ser B-1, RB (A) (C)
0.130%, 07/01/12	6,305	6,305

Description	Face Amount (000)	Value (000)

Ventura County, TRAN
2.500%, 07/01/13	$5,000	$5,114

Total California		772,050

Nebraska [1.1%]
Nebraska State, Educational Finance Authority, RB (A) (B) (C)
0.170%, 07/01/12	9,795	9,795

New York [3.4%]
New York City, Municipal Water Finance Authority, RB (A) (C)
0.120%, 07/01/12	11,055	11,055
New York, New York, GO (A) (B) (C)
0.130%, 07/01/12	20,000	20,000

Total New York		31,055

Texas [0.8%]
Harris County, Health Facilities Development, RB (A) (B) (C)
0.150%, 07/01/12	7,700	7,700

Total Municipal Bonds
(Cost $820,600)		820,600

Commercial Paper [7.8%]
California [7.8%]
California State, Department of Water Resources
0.160%, 08/02/12	5,759	5,759
0.160%, 08/07/12	6,597	6,597
Los Angeles, Municipal Improvement
0.190%, 07/02/12	10,000	10,000
Orange County
0.200%, 07/10/12	15,000	15,000
Sacramento, Municipal Utility District
0.200%, 09/10/12	15,000	15,000
San Francisco City & County
0.160%, 09/12/12	15,220	15,220
Santa Clara Valley, Water District
0.150%, 09/26/12	4,075	4,075

Total California

Total Commercial Paper
(Cost $71,651)		71,651

Total Investments [97.8%]
(Cost $892,251)†		$892,251

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2012 (Unaudited)

California Tax Exempt Money Market Fund

Percentages are based on Net Assets of $911,895 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2012.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company
GO — General Obligation
RB — Revenue Bond
Ser — Series
TRAN — Tax and Revenue Anticipation Note

As of June 30, 2012, all of the Fund’s investments are Level 2.

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2012 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [46.7%]
FHLB
0.875%, 08/22/12	$1,000	$1,001
FHLMC
4.375%, 07/17/15	1,300	1,450
2.500%, 04/23/14	1,200	1,247
2.125%, 09/21/12	1,750	1,757
1.250%, 05/12/17	900	912
FNMA
5.250%, 08/01/12	1,000	1,004
5.000%, 03/15/16	600	694
5.000%, 02/13/17	1,000	1,184
2.750%, 03/13/14	1,300	1,353
1.125%, 06/27/14	2,000	2,030
0.700%, 09/19/14	545	545
0.700%, 05/29/15	545	545
0.500%, 08/09/13	2,000	2,005
FNMA REMIC, Ser 2011-79, Cl GC
2.000%, 12/25/22	727	740
FNMA REMIC, Ser 2012-1, Cl AE
1.750%, 12/25/21	546	549
FNMA REMIC, Ser 2012-56, Cl A
7.000%, 11/25/28	868	885

Total U.S. Government Agency Obligations
(Cost $17,738)		17,901

Corporate Bonds [25.5%]
Banks [13.4%]
ANZ National International
6.200%, 07/19/13	625	655
Bank of America
4.875%, 01/15/13	150	153
Barclays Bank, MTN
3.446%, 03/10/17 (A)	545	530
Citigroup
6.375%, 08/12/14	600	642
Credit Suisse NY, MTN
5.000%, 05/15/13	600	619
Goldman Sachs Group
5.125%, 01/15/15	600	627
JPMorgan Chase, MTN
2.050%, 01/24/14	660	667
Morgan Stanley
5.375%, 10/15/15	600	613
Wachovia
5.750%, 06/15/17	545	634

Total Banks		5,140

Computer System Design & Services [1.1%]
Hewlett-Packard
2.950%, 08/15/12	120	120

Description	Face Amount (000)	Value (000)

IBM
4.750%, 11/29/12	$165	$168
2.100%, 05/06/13	140	142

Total Computer System Design & Services		430

Financial Services [7.9%]
CME Group
5.400%, 08/01/13	625	656
General Electric Capital
2.950%, 05/09/16	545	562
General Electric Capital, MTN
2.000%, 09/28/12	1,000	1,004
HSBC Finance
5.500%, 01/19/16	600	650
John Deere Capital, MTN
5.250%, 10/01/12	150	152

Total Financial Services		3,024

Investment Banker/Broker Dealer [1.6%]
Merrill Lynch, MTN
5.000%, 01/15/15	600	621

Telephones & Telecommunications [1.5%]
AT&T
2.400%, 08/15/16	545	566

Total Corporate Bonds
(Cost $9,712)		9,781

U.S. Treasury Obligations [14.6%]
U.S. Treasury Bond
2.375%, 09/30/14	1,400	1,464
U.S. Treasury Notes
4.250%, 08/15/15	2,100	2,346
4.125%, 08/31/12	500	503
0.250%, 02/28/14	1,300	1,299

Total U.S. Treasury Obligations
(Cost $5,477)		5,612

Municipal Bonds [4.7%]
California [4.7%]
Southern California, Public Power Authority, Ser B, RB, AGM, ETM
6.930%, 05/15/17	1,000	1,257
University of California, RB (A)
1.988%, 12/14/12	545	552

Total California		1,809

Total Municipal Bonds
(Cost $1,717)		1,809

U.S. Government Mortgage-Backed Obligations [2.9%]
FHLMC, Pool G12806
5.500%, 09/01/22	121	131

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)/ Shares	Value (000)

FHLMC, Pool G18247
5.000%, 04/01/23	$80	$85
FHLMC, Pool G18251
5.000%, 05/01/23	117	126
FHLMC, Pool G18321
4.500%, 08/01/24	65	69
FHLMC, Pool J04241
5.500%, 01/01/22	56	61
FHLMC, Pool J04459
5.000%, 03/01/22	64	69
FHLMC, Pool J04508
5.000%, 03/01/22	80	86
FHLMC, Pool J07575
5.000%, 04/01/23	66	71
FNMA, Pool 837196
5.500%, 02/01/21	136	148
FNMA, Pool 933915
4.500%, 06/01/23	125	134
FNMA, Pool 961783
4.500%, 02/01/23	135	145

Total U.S. Government Mortgage-Backed Obligations
(Cost $1,045)		1,125

Sovereign Debt [1.8%]
Province of Ontario, Canada
1.875%, 11/19/12	125	125
1.600%, 09/21/16	545	555

Total Sovereign Debt
(Cost $676)		680

Asset-Backed Securities [0.8%]
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A4
2.430%, 03/15/16	165	167
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	135	137

Total Asset-Backed Securities
(Cost $300)		304

Short-Term Investment [2.5%]
AIM STIT-Treasury Portfolio, 0.020%*	965,432	965

Total Short-Term Investment
(Cost $965)		965

Total Investments [99.5%]
(Cost $37,630)†		$38,177

Percentages are based on Net Assets of $38,374 ($ Thousands).

†
At June 30, 2012, the tax basis cost of the Fund's investments was $37,630 ($ Thousands), and the unrealized appreciation and depreciation were $601 ($ Thousands) and $(54) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2012.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2012.

AGM — Assured Guarantee Municipal
Cl — Class
ETM — Escrowed to Maturity
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$17,901	$—	$17,901
Corporate Bonds	—	9,781	—	9,781
U.S. Treasury Obligations	—	5,612	—	5,612
Municipal Bonds	—	1,809	—	1,809
U.S. Government Mortgage-Backed Obligations	—	1,125	—	1,125
Sovereign Debt	—	680	—	680
Asset-Backed Securities	—	304	—	304
Short-Term Investment	965	—	—	965
Total Investments in Securities	$965	$37,212	$—	$38,177

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Government Mortgage-Backed Obligations [50.7%]
FHLB CMO, Ser 2008-1239, Cl I
4.805%, 08/20/15	$3,291	$3,442
FHLMC, Ser 2010-3775, Cl MH
4.000%, 12/15/40	7,242	7,829
FHLMC REMIC, Ser 2006-R009, Cl AJ
5.750%, 12/15/18	479	484
FHLMC REMIC, Ser 2007-R012, Cl AB
5.500%, 12/15/20	696	703
FHLMC REMIC, Ser 2011-3805, Cl EK
4.000%, 06/15/40	6,016	6,334
FHLMC REMIC, Ser 2011-3806, Cl UP
4.500%, 02/15/41	7,366	8,019
FHLMC REMIC, Ser 2012-4020, Cl EJ
3.000%, 02/15/42	4,829	5,029
FNMA
5.000%, 03/01/35	7,086	7,728
FNMA, Ser 2012-56, Cl A
7.000%, 11/25/28	4,338	4,424
FNMA ARM
2.755%, 03/01/34 (A)	268	286
FNMA REMIC, Ser 2011-144, Cl CE
1.250%, 06/25/35	1,608	1,603
FNMA REMIC, Ser 2011-79, Cl GC
2.000%, 12/25/22	6,065	6,175
FNMA REMIC, Ser 2011-99, Cl AV
4.000%, 08/25/24	7,637	8,288
FNMA REMIC, Ser 2012-32, Cl DE
3.000%, 12/25/26	7,820	8,159
GNMA
8.000%, 08/15/22	10	11
7.500%, 06/15/24	2	3
7.500%, 05/15/26	3	3
7.500%, 04/15/32	29	33
7.000%, 12/15/16	7	7
6.000%, 01/15/29	5	6
GNMA, Ser 2012-43, Cl HA
3.500%, 06/20/40	7,954	8,438
GNMA ARM (A)
1.750%, 04/20/35	390	405
1.625%, 08/20/35	78	81
GNMA CMO, Ser 2010-87, Cl NE
3.000%, 09/20/38	6,744	6,992

Description	Face Amount (000)/ Shares	Value (000)

GNMA CMO, Ser 2010-99, Cl XJ
3.500%, 08/20/39	$6,969	$7,374

Total U.S. Government Mortgage-Backed Obligations
(Cost $91,258)		91,856

U.S. Government Agency Obligations [39.3%]
Egypt Government AID Bond
4.450%, 09/15/15	8,000	8,958
FAMC, MTN
3.250%, 06/25/14	7,000	7,373
FFCB
1.875%, 12/07/12	8,000	8,058
0.600%, 08/01/13	8,000	8,002
FHLB
3.250%, 09/12/14	3,000	3,185
0.569%, 04/08/14 (A)	8,000	8,037
FNMA
0.700%, 09/19/14	4,000	4,003
Israel Government AID Bond
4.076%, 05/15/20 (B)	15,528	13,431
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	10,166

Total U.S. Government Agency Obligations
(Cost $67,930)		71,213

U.S. Treasury Obligations [8.2%]
U.S. Treasury Notes
1.375%, 05/15/13	5,000	5,049
1.375%, 11/30/15	5,500	5,662
1.250%, 02/15/14	4,000	4,060

Total U.S. Treasury Obligations
(Cost $14,531)		14,771

Short-Term Investment [1.9%]
Goldman Sachs Financial Square Funds - Government Fund, 0.043%*	3,424,988	3,425

Total Short-Term Investment
(Cost $3,425)		3,425

Total Investments [100.1%]
(Cost $177,144)†		$181,265

Percentages are based on Net Assets of $181,128 ($ Thousands).

†
At June 30, 2012, the tax basis cost of the Fund's investments was $177,144 ($ Thousands), and the unrealized appreciation and depreciation were $4,266 ($ Thousands) and $(145) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2012.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2012.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

Government Bond Fund

AID — Agency for International Development
ARM — Adjustable Rate Mortgage
Cl — Class
CMO — Collateralized Mortgage Obligation
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Mortgage-Backed Obligations	$—	$91,856	$—	$91,856
U.S. Government Agency Obligations	—	71,213	—	71,213
U.S. Treasury Obligations	—	14,771	—	14,771
Short-Term Investment	3,425	—	—	3,425
Total Investments in Securities	$3,425	$177,840	$—	$181,265

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [90.5%]
Aerospace & Defense [1.7%]
United Technologies
0.967%, 06/01/15 (A)	$2,000	$2,021

Automotive [0.8%]
Daimler Finance North America
1.875%, 09/15/14 (B)	1,000	1,005

Banks [14.0%]
Barclays Bank, MTN
3.446%, 03/10/17 (A)	1,950	1,898
Citigroup
5.850%, 08/02/16	980	1,064
5.500%, 02/15/17	250	261
Citigroup Funding, FDIC Insured
2.250%, 12/10/12	2,500	2,522
Countrywide Financial
6.250%, 05/15/16	1,200	1,249
Credit Suisse
5.500%, 08/15/13	1,250	1,303
Deutsche Bank, MTN
3.875%, 08/18/14	853	888
JPMorgan Chase
6.000%, 10/01/17	1,890	2,116
JPMorgan Chase, FDIC Insured
2.125%, 12/26/12	2,500	2,523
Nordea Bank
2.250%, 03/20/15 (B)	500	502
Wachovia Bank, MTN
4.800%, 11/01/14	2,179	2,322

Total Banks		16,648

Chemicals [0.9%]
Dow Chemical
5.900%, 02/15/15	1,000	1,115

Communication & Media [1.1%]
Comcast Cable Communications Holdings
8.375%, 03/15/13	160	169
Time Warner Cable
5.850%, 05/01/17	1,000	1,175

Total Communication & Media		1,344

Computer System Design & Services [3.4%]
Cisco Systems
5.500%, 02/22/16	1,250	1,450
Dell
5.625%, 04/15/14	1,000	1,082
Hewlett-Packard
6.125%, 03/01/14	1,470	1,578

Total Computer System Design & Services		4,110

Description	Face Amount (000)	Value (000)

Diversified Minerals [1.1%]
Teck Resources
3.150%, 01/15/17	$1,250	$1,289

Diversified Operations [2.4%]
3M, MTN
4.375%, 08/15/13	500	522
Siemens Financieringsmat
5.750%, 10/17/16 (B)	2,000	2,346

Total Diversified Operations		2,868

Electric Utilities [1.6%]
Commonwealth Edison
6.950%, 07/15/18	1,000	1,212
Exelon
4.900%, 06/15/15	638	694

Total Electric Utilities		1,906

Electrical Services [2.1%]
Alabama Power
4.850%, 12/15/12	1,380	1,407
American Electric Power
5.250%, 06/01/15	986	1,071

Total Electrical Services		2,478

Finance Auto Loans [0.9%]
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16 (B)	1,000	1,056

Financial Services [15.4%]
Ally Financial, FDIC Insured
2.200%, 12/19/12	2,500	2,523
American Express Credit, MTN
2.800%, 09/19/16	2,100	2,191
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15 (B)	3,000	3,102
CME Group
5.400%, 08/01/13	95	100
Ford Motor Credit
8.000%, 12/15/16	1,000	1,183
General Electric Capital
2.150%, 01/09/15	3,000	3,051
General Electric Capital, FDIC Insured, MTN
2.625%, 12/28/12	2,770	2,801
HSBC Finance
5.250%, 04/15/15	1,250	1,338
John Deere Capital, MTN
1.250%, 12/02/14	2,000	2,026

Total Financial Services		18,315

Food, Beverage & Tobacco [4.2%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	1,195	1,317

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Bottling Group
6.950%, 03/15/14	$1,000	$1,105
5.500%, 04/01/16	1,000	1,159
4.625%, 11/15/12	435	441
Dr Pepper Snapple Group
2.900%, 01/15/16	1,000	1,047

Total Food, Beverage & Tobacco		5,069

Household Furniture & Fixtures [0.4%]
Newell Rubbermaid
2.000%, 06/15/15	500	501

Internet Security [0.9%]
Symantec
2.750%, 09/15/15	1,000	1,028

Investment Banker/Broker Dealer [5.7%]
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,783
Jefferies Group
8.500%, 07/15/19	870	944
Macquarie Group
6.000%, 01/14/20 (B)	2,000	1,990
Morgan Stanley, MTN
6.250%, 08/28/17	2,000	2,064

Total Investment Banker/Broker Dealer		6,781

Medical Products & Services [2.6%]
Teva Pharmaceutical Finance IV
1.700%, 11/10/14	3,000	3,061

Metal-Copper [0.8%]
Freeport-McMoRan Copper
1.400%, 02/13/15	1,000	997

Petroleum & Fuel Products [9.7%]
BP Capital Markets
5.250%, 11/07/13	2,000	2,119
ConocoPhillips Canada Funding I
5.625%, 10/15/16	2,000	2,364
Duke Capital
5.500%, 03/01/14	615	647
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,155
Shell International Finance
3.250%, 09/22/15	1,500	1,610
Total Capital International
1.500%, 02/17/17	2,500	2,510
Transocean
6.000%, 03/15/18	1,000	1,117

Total Petroleum & Fuel Products		11,522

Real Estate Investment Trusts [4.8%]
HCP
5.650%, 12/15/13	500	528
5.625%, 05/01/17	500	552
Health Care REIT
4.700%, 09/15/17	1,000	1,059

Description	Face Amount (000)/ Shares	Value (000)

Kimco Realty
6.875%, 10/01/19	$1,080	$1,292
Simon Property Group
6.100%, 05/01/16	2,000	2,276

Total Real Estate Investment Trusts		5,707

Retail [5.7%]
Kroger
5.500%, 02/01/13	450	462
McDonald's, MTN
0.750%, 05/29/15	1,000	1,000
Penske Truck Leasing (B)
3.750%, 05/11/17	750	756
3.125%, 05/11/15	500	503
Tesco
2.000%, 12/05/14 (B)	2,000	2,021
Wal-Mart Stores
2.875%, 04/01/15	2,000	2,120

Total Retail		6,862

Telephones & Telecommunications [10.3%]
AT&T
5.100%, 09/15/14	2,000	2,184
2.400%, 08/15/16	1,870	1,943
Motorola Solutions
6.000%, 11/15/17	1,000	1,136
Telefonica Emisiones
6.421%, 06/20/16	1,000	960
Verizon Communications
5.550%, 02/15/16	2,195	2,519
Vivendi
3.450%, 01/12/18 (B)	1,000	979
Vodafone Group
5.000%, 09/15/15	2,250	2,517

Total Telephones & Telecommunications		12,238

Total Corporate Bonds
(Cost $104,790)		107,921

Unaffiliated Registered Investment Company [2.1%]
Vanguard High-Yield Corporate Fund	427,350	2,509

Total Unaffiliated Registered Investment Company
(Cost $2,500)		2,509

Sovereign Debt [1.3%]
Korea National Oil
2.875%, 11/09/15 (B)	1,000	1,016
United Mexican States, MTN
5.875%, 01/15/14	450	481

Total Sovereign Debt
(Cost $1,452)		1,497

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)/ Shares	Value (000)

U.S. Treasury Obligation [0.5%]
U.S. Treasury Inflation Protection Security
2.000%, 01/15/14	$623	$646

Total U.S. Treasury Obligation
(Cost $626)		646

U.S. Government Mortgage-Backed Obligation [0.2%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	234	253

Total U.S. Government Mortgage-Backed Obligation
(Cost $234)		253

Municipal Bond [0.2%]
California [0.2%]
California State, GO
5.700%, 11/01/21	185	211

Total California		211

Total Municipal Bond
(Cost $188)		211

Short-Term Investment [1.5%]
Fidelity Institutional Money Market Portfolio, Cl I, 0.174%*	1,835,364	1,835

Total Short-Term Investment
(Cost $1,835)		1,835

Repurchase Agreement [3.4%]
Barclays
0.150%, dated 06/30/12, repurchased on 07/02/12, repurchase price $4,000,050 (collateralized by a U.S. Treasury Note, par value $4,028,900, 0.875%, 02/28/17; with total market value $4,080,015)	4,000	4,000

Total Repurchase Agreement
(Cost $4,000)		4,000

Total Investments [99.7%]
(Cost $115,625)†		$118,872

Percentages are based on Net Assets of $119,238 ($ Thousands).

†
At June 30, 2012, the tax basis cost of the Fund's investments was $115,625 ($ Thousands), and the unrealized appreciation and depreciation were $3,566 ($ Thousands) and $(319) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2012.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2012.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2012, the value of these securities amounted to $15,276 ($ Thousands), representing 12.8% of the net assets of the Fund.

Cl — Class
FDIC Insured — Federal Depositary Insurance Corporation
FNMA — Federal National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$107,921	$—	$107,921
Unaffiliated Registered Investment Company	2,509	—	—	2,509
Sovereign Debt	—	1,497	—	1,497
U.S. Treasury Obligation	—	646	—	646
U.S. Government Mortgage-Backed Obligation	—	253	—	253
Municipal Bond	—	211	—	211
Short-Term Investment	1,835	—	—	1,835
Repurchase Agreement	—	4,000	—	4,000
Total Investments in Securities	$4,344	$114,528	$—	$118,872

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2012 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [95.9%]
Arizona [1.4%]
Arizona State, School Facilities Board, Ser C, COP, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/15	$750	$806

California [90.0%]
Azusa, Redevelopment Agency, Mortgage-Backed Securities Program, Ser A, RB, FNMA, ETM
6.875%, 10/01/12	200	203
Bay Area, Infrastructure Financing Authority, State Payment Acceleration Project, RB, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/17	860	928
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/15	965	1,047
California State, Economic Recovery Authority, Ser B, GO (A)
4.000%, 07/01/23	750	796
California State, Educational Facilities Authority, Loyola Marymount, RB
4.000%, 10/01/13	500	521
California State, Educational Facilities Authority, Stanford University Project, Ser T-4, RB
5.000%, 03/15/14	350	377
California State, GO
Callable 03/01/15 @ 100
5.000%, 03/01/16	1,500	1,661
California State, GO
Callable 08/02/12 @ 100
5.000%, 02/01/18	175	176
California State, GO
4.000%, 02/01/18	1,000	1,121
California State, GO
5.000%, 09/01/20	1,000	1,196
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,198
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/25	900	1,041
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 10/01/15	450	508

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Ser A, RB
5.500%, 08/15/17	$500	$602
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 07/01/18	500	579
California State, Health Facilities Financing Authority, Ser A, RB
5.500%, 08/15/18	125	152
California State, Health Facilities Financing Authority, Stanford Hospital, Ser A, RB (B) Pre-Refunded @ 100
5.000%, 11/15/13	1,000	1,065
California State, Infrastructure & Economic Authority, Bay Area Toll Bridges Project, Ser A, RB, AGM (B) Pre-Refunded @ 100
5.250%, 07/01/13	125	131
California State, Public Works Board, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 08/02/12 @ 100
5.250%, 03/01/18	155	155
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	850	932
California State, Public Works Board, Department of Mental Health Project, Ser A, RB
5.250%, 06/01/13	200	208
California State, Public Works Board, Ser A, RB
4.000%, 04/01/17	500	548
California State, Public Works Board, State Prisons, Ser C, RB
5.000%, 10/01/16	1,000	1,137
California State, Public Works Board, University of California Project, Ser C-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/21	660	787
California State, Public Works Board, University of California Research Project, Ser L, RB, NATL-RE
Callable 11/01/15 @ 100
5.250%, 11/01/16	1,000	1,149

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California State, Ser B-1, GO (A) (C)
Callable 07/02/12 @ 100
0.160%, 05/01/34	$200	$200
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	200	236
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB (A)
3.900%, 08/01/31	625	664
California Statewide, Communities Development Authority, Proposition 1A Receivables, Ser PG, RB
5.000%, 06/15/13	1,460	1,524
California Statewide, Communities Development Authority, Ser A, RB
5.000%, 08/15/18	200	238
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	395
Castaic Lake, Water Agency, 1999 Project, Ser A, COP, AMBAC
Callable 08/01/16 @ 100
5.000%, 08/01/22	275	306
Castaic Lake, Water Agency, Water Systems Improvement Project, Ser A, COP, NATL-RE
7.000%, 08/01/13	300	320
El Camino, Hospital District, GO, NATL-RE
Callable 02/01/17 @ 100
5.000%, 08/01/20	500	550
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	575
Fresno, Unified School District, Election 2001 Project, Ser D, GO, NATL-RE (B)
Pre-Refunded @ 102
5.000%, 08/01/13	200	214
Gilroy, Unified School District, GO (D)
3.595%, 04/01/13	500	498
Gilroy, Unified School District, GO, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/19	800	838

Description	Face Amount (000)	Value (000)

Golden State, Tobacco Settlement, Enhanced-Asset Backed, Ser A, RB, AMBAC
Callable 07/18/12 @ 100
5.000%, 06/01/20	$500	$501
Jefferson, Unified High School District, Ser A, GO, NATL-RE FGIC
5.000%, 08/01/14	200	213
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser A, RB, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/16	200	218
Los Angeles County, Sanitation Districts Financing Authority, Capital Projects (District #14), Sub-Ser B, RB, NATL-RE FGIC
3.750%, 10/01/14	175	187
Los Angeles, Department of Water & Power, Power Systems Project, Sub-Ser A-2, RB, AGM
Callable 07/01/15 @ 100
5.000%, 07/01/25	1,000	1,110
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	629
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
Callable 08/02/12 @ 100
5.500%, 06/01/18	500	502
Los Angeles, Municipal Improvement Authority, Real Property, Ser E, RB
5.000%, 09/01/15	275	307
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	549
Los Angeles, Unified School District, COP, AMBAC
5.000%, 10/01/12	750	758
Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/17	165	180
Los Angeles, Unified School District, Ser I, GO
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,000	1,177

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Los Angeles, Wastewater Systems Authority, Ser A, RB
5.000%, 06/01/14	$825	$896
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,167
Mount San Antonio, Community College District, GO (D)
3.964%, 05/01/15	500	486
M-S-R Public Power Agency, Sub-Ser L, RB, AGM
5.000%, 07/01/18	500	591
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,050	1,228
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	551
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	549
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	495
Riverside County, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,849
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL-RE FGIC
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	456
Sacramento, City Financing Authority, EPA Building Project, Ser A, RB, AMBAC
Callable 08/02/12 @ 100
4.750%, 05/01/17	525	526
Sacramento, Municipal Utility District, Ser T, RB, NATL-RE FGIC (B)
Pre-Refunded @ 100
5.250%, 05/15/14	690	753
Sacramento, Municipal Utility District, Ser T, RB, NATL-RE FGIC
Callable 05/15/14 @ 100
5.250%, 05/15/22	115	124
Sacramento, Unified School District, Election of 2002, GO, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/18	300	331

Description	Face Amount (000)	Value (000)

San Diego, Public Facilities Financing Authority Sewer Revenue, Ser A, RB
Callable 05/15/20 @ 100
5.250%, 05/15/24	$500	$606
San Diego, Public Facilities Financing Authority, Ser B, RB
5.000%, 05/15/14	750	813
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	579
San Francisco City & County, Finance, RB, NATL-RE
Callable 07/01/14 @ 100
3.750%, 07/01/18	500	519
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	853
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	604
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
5.250%, 08/01/13	500	524
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/18	600	619
San Francisco, Bay Area Transit Financing Authority, Ser A, RB, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/24	550	597
San Mateo, Unified High School District, GO (D)
1.051%, 02/15/15	1,000	976
Santa Margarita, Dana Point Authority, Improvement Districts 3-3A-4-4A, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	290	317
Santa Monica, Public Financing Authority, Ser A, RB
5.000%, 06/01/21	580	721

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2012 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	$1,200	$1,430
University of California, Regents Medical Center, Ser E, RB
Callable 05/15/17 @ 101
5.000%, 05/15/21	250	286
University of California, Revenues Unrefunded Balance General, Ser A, RB, AMBAC
Callable 05/15/13 @ 100
5.125%, 05/15/15	510	530

Total California		51,083

Illinois [0.6%]
Cook County, Forest Preservation District, GO, AMBAC (B)
Pre-Refunded @ 100
5.250%, 11/15/14	300	334

New York [0.7%]
New York State, Local Assistance Correction Authority, Ser E, RB
6.000%, 04/01/14	370	395

Washington [2.0%]
Central Puget Sound, Regional Transit Authority, Ser A, RB, AMBAC
Callable 05/01/15 @ 100
5.000%, 11/01/21	1,000	1,112

Puerto Rico [1.2%]
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB, ETM
4.000%, 08/01/16	130	148
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
4.000%, 08/01/16	475	516

Total Puerto Rico		664

Total Municipal Bonds
(Cost $52,358)		54,394

Description	Shares	Value (000)

Short-Term Investment [3.9%]
Federated California Municipal Money Market Fund, Cl I, 0.020%*	2,234,818	$2,235

Total Short-Term Investment
(Cost $2,235)		2,235

Total Investments [99.8%]
(Cost $54,593)†		$56,629

Percentages are based on Net Assets of $56,755 ($ Thousands).

†
At June 30, 2012, the tax basis cost of the Fund's investments was $54,593 ($ Thousands), and the unrealized appreciation and depreciation were $2,087 ($ Thousands) and $(51) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2012.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2012.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
Cl — Class
COP — Certificate of Participation
ETM — Escrowed to Maturity
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$54,394	$—	$54,394
Short-Term Investment	2,235	—	—	2,235
Total Investments in Securities	$2,235	$54,394	$—	$56,629

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [40.6%]
Agriculture [0.2%]
Bunge NA Finance
5.900%, 04/01/17	$100	$112

Automotive [0.5%]
Johnson Controls
5.500%, 01/15/16	100	112
Volkswagen International Finance
2.375%, 03/22/17 (A)	125	127

Total Automotive		239

Banks [10.2%]
Bank of America
10.200%, 07/15/15	100	113
Bank of America, MTN
7.375%, 05/15/14	180	194
Barclays Bank
5.125%, 01/08/20	100	109
BB&T, MTN
3.375%, 09/25/13	260	267
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	320	331
Capital One Financial
7.375%, 05/23/14	100	110
Citigroup
6.375%, 08/12/14	180	193
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	150	165
Credit Suisse NY, MTN
5.300%, 08/13/19	150	169
Deutsche Bank, MTN
3.450%, 03/30/15	100	103
Dresdner Bank - New York
7.250%, 09/15/15	150	152
Goldman Sachs Group
3.625%, 02/07/16	355	355
ING Bank
3.750%, 03/07/17 (A)	200	199
JPMorgan Chase
4.650%, 06/01/14	335	353
4.250%, 10/15/20	150	158
KeyBank
5.800%, 07/01/14	150	161
KeyCorp, MTN
3.750%, 08/13/15	185	196
Kookmin Bank
7.250%, 05/14/14 (A)	100	110
PNC Funding
4.250%, 09/21/15	325	353
3.000%, 05/19/14	125	130
Sumitomo Mitsui Banking
3.150%, 07/22/15 (A)	200	210
SunTrust Banks
6.000%, 09/11/17	119	135

Description	Face Amount (000)	Value (000)

US Bancorp, MTN
1.650%, 05/15/17	$300	$302
Wachovia, MTN
5.500%, 05/01/13	140	145
Wells Fargo
3.625%, 04/15/15	125	133

Total Banks		4,846

Cable/Media [1.4%]
Comcast
4.950%, 06/15/16	175	197
DIRECTV Holdings
3.500%, 03/01/16	185	195
TCI Communications
7.875%, 08/01/13	75	80
Time Warner Cable
4.125%, 02/15/21	185	196

Total Cable/Media		668

Chemicals [0.4%]
Dow Chemical
2.500%, 02/15/16	190	195

Computer System Design & Services [0.7%]
Hewlett-Packard
4.650%, 12/09/21	150	157
2.125%, 09/13/15	190	192

Total Computer System Design & Services		349

Drugs [0.6%]
Teva Pharmaceutical
5.550%, 02/01/16	75	85
Wyeth
5.500%, 02/15/16	160	185

Total Drugs		270

Energy [1.7%]
Carolina Power & Light
5.150%, 04/01/15	80	89
Exelon
5.625%, 06/15/35	75	81
Exelon Generation
4.250%, 06/15/22 (A)	100	100
Korea Electric Power
7.750%, 04/01/13	95	99
6.750%, 08/01/27	75	93
PPL Energy Supply, Ser A
5.700%, 10/15/15	75	82
Trans-Allegheny Interstate Line
4.000%, 01/15/15 (A)	100	105
Virginia Electric and Power
8.875%, 11/15/38	100	167

Total Energy		816

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Finance Auto Loans [0.2%]
Toyota Motor Credit, MTN
2.000%, 09/15/16	$100	$102

Financial Services [3.8%]
American Express Credit, MTN
7.300%, 08/20/13	180	193
Associates Corp of North America
6.950%, 11/01/18	150	169
Bank of New York Mellon, MTN
3.100%, 01/15/15	175	184
Caterpillar Financial Services, MTN
6.200%, 09/30/13	165	176
General Electric Capital, MTN
6.000%, 08/07/19	125	146
2.300%, 04/27/17	150	151
2.250%, 11/09/15	350	357
HSBC Finance
6.676%, 01/15/21	83	90
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	181
UFJ Finance Aruba
6.750%, 07/15/13	125	132

Total Financial Services		1,779

Food, Beverage & Tobacco [1.0%]
General Mills
5.650%, 02/15/19	80	97
Kraft Foods
6.500%, 08/11/17	160	194
PepsiCo
3.125%, 11/01/20	180	189

Total Food, Beverage & Tobacco		480

Gas-Distribution [0.1%]
KeySpan
8.000%, 11/15/30	50	69

Insurance [2.8%]
Berkshire Hathaway
3.200%, 02/11/15	175	186
Manulife Financial
3.400%, 09/17/15	198	204
MetLife
5.000%, 06/15/15	175	192
Metropolitan Life Global Funding I
3.875%, 04/11/22 (A)	125	130
Protective Life
4.300%, 06/01/13	100	103
Prudential Financial, MTN
6.200%, 01/15/15	160	175
5.375%, 06/21/20	175	194

Description	Face Amount (000)	Value (000)

Travelers
3.900%, 11/01/20	$120	$133

Total Insurance		1,317

Insurance Brokers [0.6%]
Aon
3.500%, 09/30/15	200	209
Marsh & McLennan
5.750%, 09/15/15	79	88

Total Insurance Brokers		297

Invest Mgmnt/Advis Serv [0.4%]
BlackRock
3.500%, 12/10/14	170	180

Investment Banker/Broker Dealer [1.6%]
Goldman Sachs Group
5.150%, 01/15/14	75	78
Jefferies Group
6.450%, 06/08/27	100	95
Morgan Stanley
5.300%, 03/01/13	190	194
4.750%, 04/01/14	75	76
Morgan Stanley, MTN
6.625%, 04/01/18	100	104
TD Ameritrade Holding
4.150%, 12/01/14	185	195

Total Investment Banker/Broker Dealer		742

Manufacturing [0.4%]
Tyco International Finance
4.125%, 10/15/14	180	194

Medical Products [0.2%]
Zimmer Holdings
4.625%, 11/30/19	75	85

Medical-HMO [0.4%]
UnitedHealth Group
4.750%, 02/10/14	40	43
4.700%, 02/15/21	125	144

Total Medical-HMO		187

Metal-Copper [0.3%]
Freeport-McMoRan Copper
2.150%, 03/01/17	120	118

Metals & Mining [0.5%]
Rio Tinto Finance USA
6.500%, 07/15/18	100	123
Vale Overseas
6.875%, 11/21/36	100	116

Total Metals & Mining		239

Multi-Media [1.4%]
CBS
3.375%, 03/01/22	110	109

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Time Warner
7.700%, 05/01/32	$150	$196
5.875%, 11/15/16	165	193
Viacom
6.250%, 04/30/16	125	146

Total Multi-Media		644

Networking Products [0.3%]
Cisco Systems
5.500%, 01/15/40	100	124

Oil, Gas & Consumable Fuels [2.1%]
BP Capital Markets
3.200%, 03/11/16	100	106
3.125%, 10/01/15	345	367
Husky Energy
3.950%, 04/15/22	150	153
Marathon Oil
6.000%, 10/01/17	150	177
Petrobras International Finance
3.875%, 01/27/16	100	103
Total Capital International
1.500%, 02/17/17	100	100

Total Oil, Gas & Consumable Fuels		1,006

Petroleum & Fuel Products [1.7%]
Anadarko Finance
7.500%, 05/01/31	150	189
DCP Midstream
9.750%, 03/15/19 (A)	114	148
Energy Transfer Partners
6.625%, 10/15/36	75	80
Enterprise Products Operating
3.700%, 06/01/15	125	133
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	138
ONEOK
4.250%, 02/01/22	100	105

Total Petroleum & Fuel Products		793

Pharmacy Services [0.3%]
Aristotle Holding
3.500%, 11/15/16 (A)	150	158

Property Trust [0.3%]
WEA Finance
7.500%, 06/02/14 (A)	125	136

REITS-Health Care [0.4%]
Health Care REIT
4.950%, 01/15/21	190	199

REITS-Office Property [0.4%]
Boston Properties
5.875%, 10/15/19	170	196

REITS-Regional Malls [0.5%]
Simon Property Group
2.150%, 09/15/17	240	240

Description	Face Amount (000)	Value (000)

Retail [1.2%]
Home Depot
5.400%, 03/01/16	$315	$363
Lowe's
5.000%, 10/15/15	165	186

Total Retail		549

Retail-Drug Store [0.4%]
CVS Caremark
5.750%, 06/01/17	165	195

Retail-Regnl Dept Store [0.4%]
Macy's Retail Holdings
5.900%, 12/01/16	170	196

Telephones & Telecommunications [3.0%]
AT&T
5.600%, 05/15/18	310	371
British Telecommunications
9.625%, 12/15/30	100	150
Deutsche Telekom International Finance
8.750%, 06/15/30	75	104
6.000%, 07/08/19	50	59
GTE
6.840%, 04/15/18	100	122
New Cingular Wireless Services
8.750%, 03/01/31	75	114
Telecom Italia Capital
7.200%, 07/18/36	75	64
Telefonica Emisiones
6.421%, 06/20/16	75	72
Verizon Communications
3.000%, 04/01/16	345	367

Total Telephones & Telecommunications		1,423

Waste Disposal [0.2%]
Waste Management
2.600%, 09/01/16	100	103

Total Corporate Bonds
(Cost $18,381)		19,246

U.S. Treasury Obligations [22.3%]
U.S. Treasury Bonds
6.250%, 08/15/23	1,200	1,743
5.250%, 11/15/28	725	1,020
4.375%, 02/15/38	800	1,062
2.375%, 09/30/14	470	492
U.S. Treasury Notes
2.750%, 02/15/19	860	954
2.625%, 04/30/16	415	447
2.625%, 11/15/20	455	500
2.375%, 07/31/17	2,940	3,175
1.750%, 07/31/15	735	764
1.750%, 05/15/22	430	434

Total U.S. Treasury Obligations
(Cost $9,963)		10,591

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

U.S. Government Mortgage-Backed Obligations [16.8%]
FHLMC, Pool A93505
4.500%, 08/01/40	$114	$122
FHLMC, Pool A93996
4.500%, 09/01/40	144	154
FHLMC, Pool C03490
4.500%, 08/01/40	838	896
FHLMC, Pool C20300
6.500%, 01/01/29	6	7
FHLMC, Pool E01280
5.000%, 12/01/17	13	14
FHLMC, Pool G04222
5.500%, 04/01/38	86	94
FHLMC, Pool G04913
5.000%, 03/01/38	262	282
FHLMC, Pool G08003
6.000%, 07/01/34	51	56
FHLMC, Pool G11431
6.000%, 02/01/18	8	9
FHLMC, Pool G11880
5.000%, 12/01/20	39	42
FHLMC, Pool G18124
6.000%, 06/01/21	29	32
FHLMC, Pool J19197
3.000%, 05/01/27	274	287
FHLMC ARM, Pool 1B2677
2.780%, 01/01/35 (B)	12	13
FHLMC ARM, Pool 1B2683
2.755%, 01/01/35 (B)	8	8
FHLMC ARM, Pool 1B2692
2.620%, 12/01/34 (B)	22	24
FNMA, Pool 252570
6.500%, 07/01/29	12	14
FNMA, Pool 253183
7.500%, 04/01/30	1	2
FNMA, Pool 253398
8.000%, 08/01/30	4	5
FNMA, Pool 254510
5.000%, 11/01/17	18	19
FNMA, Pool 254545
5.000%, 12/01/17	35	38
FNMA, Pool 254685
5.000%, 04/01/18	29	31
FNMA, Pool 254949
5.000%, 11/01/33	36	39
FNMA, Pool 255814
5.500%, 08/01/35	88	96
FNMA, Pool 303168
9.500%, 02/01/25	3	4
FNMA, Pool 725424
5.500%, 04/01/34	63	69
FNMA, Pool 735060
6.000%, 11/01/34	38	42
FNMA, Pool 735228
5.500%, 02/01/35	35	38
FNMA, Pool 735230
5.500%, 02/01/35	82	90

Description	Face Amount (000)	Value (000)

FNMA, Pool 745275
5.000%, 02/01/36	$378	$411
FNMA, Pool 745418
5.500%, 04/01/36	462	507
FNMA, Pool 844809
5.000%, 11/01/35	225	245
FNMA, Pool AD0454
5.000%, 11/01/21	89	96
FNMA, Pool AD8522
4.000%, 08/01/40	121	129
FNMA, Pool AE0828
3.500%, 02/01/41	621	653
FNMA, Pool AE0949
4.000%, 02/01/41	681	726
FNMA, Pool AH0621
3.500%, 01/01/41	169	178
FNMA, Pool AJ1407
4.000%, 09/01/41	170	181
FNMA, Pool AJ7689
4.000%, 12/01/41	517	551
FNMA, Pool AJ9355
3.000%, 01/01/27	603	633
FNMA, Pool AO4137
3.500%, 06/01/42	300	316
FNMA ARM, Pool 827223
2.590%, 04/01/35 (B)	97	101
GNMA, Pool 479168
8.000%, 02/15/30	8	8
GNMA, Pool 780315
9.500%, 12/15/17	6	7
GNMA, Pool G2 4696
4.500%, 05/20/40	323	357
GNMA, Pool G2 4747
5.000%, 07/20/40	129	143
GNMA, Pool G2 4923
4.500%, 01/20/41	167	185

Total U.S. Government Mortgage-Backed Obligations
(Cost $7,681)		7,954

U.S. Government Agency Obligations [11.7%]
FHLMC
2.500%, 01/07/14	475	491
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-K704, Cl A2
2.412%, 08/25/18	400	415
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K705, Cl A2
2.303%, 09/25/18	200	206
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K706, Cl A2
2.323%, 10/25/18	150	155

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K708, Cl A2
2.130%, 01/25/19	$300	$306
FHLMC REMIC, Ser 2007-R010, Cl VA
5.500%, 04/15/17	81	84
FHLMC REMIC, Ser 2730, Cl PD
5.000%, 05/15/21	3	3
FHLMC REMIC, Ser 2804, Cl VC
5.000%, 07/15/21	127	141
FHLMC REMIC, Ser 3122, Cl VA
6.000%, 01/15/17	33	33
FHLMC REMIC, Ser 3132, Cl MA
5.500%, 12/15/23	6	6
FHLMC REMIC, Ser R003, Cl VA
5.500%, 08/15/16	90	92
FHLMC REMIC, Ser R009, Cl AJ
5.750%, 12/15/18	9	9
FHLMC REMIC, Ser R010, Cl AB
5.500%, 12/15/19	41	42
FNMA
4.625%, 10/15/13	415	438
2.875%, 12/11/13	460	477
2.375%, 07/28/15	830	876
1.375%, 11/15/16	295	302
1.125%, 04/27/17	200	202
0.625%, 10/30/14	860	864
FNMA REMIC, Ser 136, Cl PK
6.000%, 08/25/22	13	14
FNMA REMIC, Ser 33, Cl LD
4.250%, 09/25/22	28	28
FNMA Whole Loan, Ser W6, Cl 1A6
5.500%, 07/25/34	38	39
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	240
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	101	102

Total U.S. Government Agency Obligations
(Cost $5,458)		5,565

Asset-Backed Securities [3.3%]
American Express Credit Account Master Trust, Ser 2008-5, Cl A
1.042%, 03/15/16 (B)	200	202

Description	Face Amount (000)	Value (000)

American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.492%, 03/15/17 (B)	$300	$307
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	187	189
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28 (C)	3	3
Discover Card Master Trust, Ser 2010-A1
0.892%, 09/15/15 (B)	650	652
GMAC Mortgage Corporation Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	88	85
Green Tree Financial, Ser 1997-7, Cl A6
6.760%, 07/15/29	51	55
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27 (B)	40	40
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32 (B)	41	32

Total Asset-Backed Securities
(Cost $1,574)		1,565

Commercial Mortgage-Backed Obligations [2.0%]
Citigroup, Ser 2005-CD1
5.394%, 07/15/44 (B)	200	223
Citigroup, Ser 2007-CD4, Cl A2B
5.205%, 12/11/49	37	37
Commercial Mortgage, Ser 2005-C5, Cl A5A
5.116%, 06/10/44 (B)	200	221
JPMorgan Chase, Ser 2006-CB17, Cl ASB
5.415%, 12/12/43	173	185
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.441%, 12/15/44 (B)	250	277

Total Commercial Mortgage-Backed Obligations
(Cost $881)		943

Mortgage-Backed Securities [0.5%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	57	59
Chase Mortgage Finance, Ser 2003-S13, Cl A11
5.500%, 11/25/33	39	40

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)/ Shares	Value (000)

Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	$20	$19
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	31	31
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	93	96

Total Mortgage-Backed Securities
(Cost $239)		245

Municipal Bond [0.2%]
Puerto Rico [0.2%]
Government Development Bank for Puerto Rico, Ser B, RB
4.704%, 05/01/16	100	104

Total Puerto Rico		104

Total Municipal Bond
(Cost $100)		104

Sovereign Debt [0.2%]
United Mexican States, MTN
5.125%, 01/15/20	100	117

Total Sovereign Debt
(Cost $99)		117

Short-Term Investment [3.6%]
AIM STIT-Treasury Portfolio, 0.020%*	1,719,565	1,720

Total Short-Term Investment
(Cost $1,720)		1,720

Total Investments [101.2%]
(Cost $46,096)†		$48,050

Percentages are based on Net Assets of $47,461 ($ Thousands).

†
At June 30, 2012, the tax basis cost of the Fund's investments was $46,096 ($ Thousands), and the unrealized appreciation and depreciation were $2,013 ($ Thousands) and $(59) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2012.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2012, the value of these securities amounted to $1,588 ($ Thousands), representing 3.3% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2012.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

ARM — Adjustable Rate Mortgage
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
NCUA — National Credit Union Administration
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$19,246	$—	$19,246
U.S. Treasury Obligations	—	10,591	—	10,591
U.S. Government Mortgage-Backed Obligations	—	7,954	—	7,954
U.S. Government Agency Obligations	—	5,565	—	5,565
Asset-Backed Securities	—	1,565	—	1,565
Commercial Mortgage-Backed Obligations	—	943	—	943
Mortgage-Backed Securities	—	245	—	245
Municipal Bond	—	104	—	104
Sovereign Debt	—	117	—	117
Short-Term Investment	1,720	—	—	1,720
Total Investments in Securities	$1,720	$46,330	$—	$48,050

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
June 30, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [90.8%]
Advertising Agencies [0.5%]
MDC Partners
11.000%, 11/01/16 (A)	$675	$719

Aerospace & Defense [1.0%]
Global Aviation Holdings
14.000%, 08/15/13 (B)	547	178
L-3 Communications
10.000%, 02/01/18	250	270
Sequa (A)
13.500%, 12/01/15 (C)	101	107
11.750%, 12/01/15	775	817

Total Aerospace & Defense		1,372

Airlines [1.0%]
American Airlines 2011-2 Cl A Pass-Through Trust
8.625%, 10/15/21	485	510
Continental Airlines, Ser 2007-1, Cl C
7.339%, 04/19/14	262	264
Continental Airlines 2009-2 Cl B Pass-Through Trust
9.250%, 05/10/17	156	170
DAE Aviation Holdings
11.250%, 08/01/15 (A)	150	155
Delta Airlines
12.250%, 03/15/15 (A)	250	272

Total Airlines		1,371

Apparel/Textiles [0.4%]
Levi Strauss
6.875%, 05/01/22 (A)	485	498

Auto Rent & Lease [0.2%]
Avis Budget Car Rental
8.250%, 01/15/19	300	322

Autoparts [0.6%]
Asbury Automotive Group
7.625%, 03/15/17	100	103
Stanadyne
10.000%, 08/15/14	800	699

Total Autoparts		802

Banks [0.3%]
CIT Group
7.000%, 05/02/17 (A)	384	385

Broadcasting & Cable [3.3%]
Bonten Media Acquisition
9.000%, 06/01/15 (A) (D)	190	129
Bresnan Broadband Holdings
8.000%, 12/15/18 (A)	750	784
Cablevision Systems
8.000%, 04/15/20	400	432
CSC Holdings
7.625%, 07/15/18	100	112
6.750%, 11/15/21 (A)	300	320

Description	Face Amount (000)	Value (000)

DCP
10.750%, 08/15/15 (A)	$500	$467
Local TV Finance
9.250%, 06/15/15 (A)	122	123
Newport Television
13.000%, 03/15/17 (A)	149	154
Unitymedia Hessen GmbH & KG
7.500%, 03/15/19 (A)	500	530
Univision Communications
6.875%, 05/15/19 (A)	1,525	1,571

Total Broadcasting & Cable		4,622

Building & Construction [2.0%]
AM Castle
12.750%, 12/15/16 (A)	220	235
APERAM (A)
7.750%, 04/01/18	800	680
7.375%, 04/01/16	400	344
Building Materials Corp of America
6.750%, 05/01/21 (A)	950	1,017
Dycom Investments
7.125%, 01/15/21	300	307
Interline Brands
7.000%, 11/15/18	190	198

Total Building & Construction		2,781

Chemicals [0.5%]
Nexeo Solutions
8.375%, 03/01/18	250	243
Polymer Group
7.750%, 02/01/19	380	401

Total Chemicals		644

Coal Mining [0.7%]
Consol Energy
8.250%, 04/01/20	400	420
Penn Virginia Resource Partners
8.375%, 06/01/20 (A)	550	558

Total Coal Mining		978

Commercial Services [2.4%]
Bankrate
11.750%, 07/15/15	162	181
Ceridian
8.875%, 07/15/19 (A)	475	491
CKE Holdings
10.500%, 03/14/16 (A)	758	830
DynCorp International
10.375%, 07/01/17	1,000	855
ServiceMaster
8.000%, 02/15/20	425	463
7.450%, 08/15/27	275	228
7.100%, 03/01/18	380	354

Total Commercial Services		3,402

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Communications Software [0.5%]
Aspect Software
10.625%, 05/15/17	$600	$636

Computer Graphics [0.3%]
Eagle Parent
8.625%, 05/01/19	400	408

Computer System Design & Services [2.8%]
Compucom Systems
12.500%, 10/01/15 (A)	1,125	1,169
iGate
9.000%, 05/01/16	850	910
Stratus Technologies Bermuda
12.000%, 03/29/15	691	601
Stream Global Services
11.250%, 10/01/14	1,200	1,224

Total Computer System Design & Services		3,904

Consumer Products & Services [6.2%]
American Achievement
10.875%, 04/15/16 (A)	500	364
American Standard Americas
10.750%, 01/15/16 (A)	250	217
Amscan Holdings
8.750%, 05/01/14	400	401
Armored Autogroup
9.250%, 11/01/18 (A)	1,560	1,345
Central Garden and Pet
8.250%, 03/01/18	1,500	1,504
Prestige Brands
8.250%, 04/01/18	250	274
Reynolds Group Issuer
6.875%, 02/15/21 (A)	1,525	1,586
Spectrum Brands Holdings
9.500%, 06/15/18	450	508
9.500%, 06/15/18 (A)	400	452
WMG Acquisition
11.500%, 10/01/18	1,160	1,282
Yankee Acquisition
8.500%, 02/15/15	91	93
Yankee Acquisition, Ser B
9.750%, 02/15/17	50	52
YCC Holdings
10.250%, 02/15/16 (C)	600	610

Total Consumer Products & Services		8,688

Containers & Packaging [0.9%]
Intertape Polymer US
8.500%, 08/01/14	100	100
Pretium Packaging
11.500%, 04/01/16	350	353
Sealed Air
8.125%, 09/15/19 (A)	750	836

Total Containers & Packaging		1,289

Description	Face Amount (000)	Value (000)

Data Processing/Mgmt [1.6%]
Fidelity National Information Services
7.875%, 07/15/20	$365	$411
First Data (A)
8.875%, 08/15/20	150	162
8.750%, 01/15/22 (C)	1,710	1,723

Total Data Processing/Mgmt		2,296

Distribution/Wholesale [1.7%]
Baker & Taylor
11.500%, 07/01/13 (A)	500	289
HD Supply (A)
11.000%, 04/15/20	580	624
8.125%, 04/15/19	290	313
Intcomex
13.250%, 12/15/14	750	750
VWR Funding
10.250%, 07/15/15 (C) (D)	423	435

Total Distribution/Wholesale		2,411

Diversified Operations [0.3%]
Amsted Industries
8.125%, 03/15/18 (A)	450	476

Drugs [0.5%]
Endo Pharmaceuticals Holdings
7.000%, 07/15/19	400	435
Giant Funding
8.250%, 02/01/18	300	322

Total Drugs		757

E-Commerce/Products [0.5%]
GXS Worldwide
9.750%, 06/15/15	650	648

Electric Utilities [0.8%]
AES
7.375%, 07/01/21 (A)	850	946
RRI Energy
7.625%, 06/15/14	200	204

Total Electric Utilities		1,150

Engines-Internal Combust [0.4%]
Briggs & Stratton
6.875%, 12/15/20	500	535

Enterprise Software/Serv [1.0%]
Lawson Software
9.375%, 04/01/19 (A)	1,260	1,345

Entertainment & Gaming [8.3%]
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	75	27
Caesars Entertainment Operating
10.000%, 12/15/18	650	444
8.500%, 02/15/20 (A)	650	655
Carmike Cinemas
7.375%, 05/15/19	310	321

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Chester Downs & Marina
9.250%, 02/01/20 (A)	$500	$521
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	175	146
Chukchansi Economic Development Authority
9.750%, 05/30/20 (A)	476	381
Diamond Resorts
12.000%, 08/15/18	750	802
Inn of the Mountain Gods Resort & Casino (A)
8.750%, 11/30/20	28	27
1.250%, 11/30/20	102	80
Lions Gate Entertainment
10.250%, 11/01/16 (A)	1,200	1,314
Mashantucket Western Pequot Tribe
8.500%, 11/15/15 (A) (B)	170	14
MGM Resorts International
11.375%, 03/01/18	400	471
8.625%, 02/01/19 (A)	975	1,043
Mohegan Tribal Gaming Authority
11.000%, 09/15/18 (A)	100	66
NAI Entertainment Holdings
8.250%, 12/15/17 (A)	500	553
Regal Entertainment Group
9.125%, 08/15/18	225	247
Scientific Games
8.125%, 09/15/18	325	349
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (A)	360	392
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (A)	100	76
Snoqualmie Entertainment Authority (A)
9.125%, 02/01/15	300	301
4.532%, 02/01/14 (D)	450	434
Speedway Motorsports
6.750%, 02/01/19	250	261
Sugarhouse HSP Gaming Prop Mezz
8.625%, 04/15/16 (A)	700	739
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15 (A)	125	117
Vail Resorts
6.500%, 05/01/19	500	525
Waterford Gaming
8.625%, 09/15/14 (A) (E)	55	21
Wynn Las Vegas
7.875%, 05/01/20	175	193
7.750%, 08/15/20	400	443
5.375%, 03/15/22 (A)	600	603

Total Entertainment & Gaming		11,566

Description	Face Amount (000)	Value (000)

Financial Services [2.1%]
CNH Capital
6.250%, 11/01/16 (A)	$250	$268
Credit Acceptance
9.125%, 02/01/17	500	542
Icahn Enterprises
8.000%, 01/15/18	450	478
7.750%, 01/15/16	1,150	1,209
National Rural Utility Co-op
10.125%, 07/15/19 (A)	400	388

Total Financial Services		2,885

Food, Beverage & Tobacco [2.7%]
Beverages & More
9.625%, 10/01/14 (A)	750	780
Bumble Bee Acquisition
9.000%, 12/15/17 (A)	665	663
Bumble Bee Holdco SCA
9.625%, 03/15/18 (A) (C)	1,000	915
Darling International
8.500%, 12/15/18	350	393
Le-Nature's
9.000%, 06/15/13 (A) (B) (E)	150	3
US Foodservice
8.500%, 06/30/19 (A)	1,050	1,066

Total Food, Beverage & Tobacco		3,820

Human Resources [0.5%]
Emergency Medical Services
8.125%, 06/01/19	650	678

Insurance [2.4%]
CNO Financial Group
9.000%, 01/15/18 (A)	725	781
Ironshore Holdings US
8.500%, 05/15/20 (A)	950	1,037
National Life Insurance
10.500%, 09/15/39 (A)	150	200
USI Holdings (A)
9.750%, 05/15/15	708	711
4.342%, 11/15/14 (D)	650	603

Total Insurance		3,332

Internet & Catalog Retail [0.9%]
Expedia
5.950%, 08/15/20	1,250	1,309

Internet Connectiv Svcs [0.5%]
Zayo Escrow (A)
10.125%, 07/01/20	130	138
8.125%, 01/01/20	250	262
Zayo Group
10.250%, 03/15/17	300	334

Total Internet Connectiv Svcs		734

Investment Banker/Broker Dealer [1.1%]
Jefferies Group
8.500%, 07/15/19	240	260

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Nuveen Investments
10.500%, 11/15/15	$1,300	$1,320

Total Investment Banker/Broker Dealer		1,580

Machinery [1.9%]
CPM Holdings
10.625%, 09/01/14	500	530
Tempel Steel
12.000%, 08/15/16 (A)	500	475
Thermadyne Holdings
9.000%, 12/15/17	1,545	1,580

Total Machinery		2,585

Medical Products & Services [4.4%]
Apria Healthcare Group
12.375%, 11/01/14	1,185	1,123
11.250%, 11/01/14	600	621
Biomet
11.625%, 10/15/17	750	809
BioScrip
10.250%, 10/01/15	600	651
HCA
7.500%, 02/15/22	1,225	1,335
Omnicare
7.750%, 06/01/20	350	382
OnCure Holdings
11.750%, 05/15/17	500	358
Physio-Control International
9.875%, 01/15/19 (A)	125	133
Symbion
11.000%, 08/23/15 (C)	418	414
Tenet Healthcare
6.250%, 11/01/18	350	370

Total Medical Products & Services		6,196

Metal-Copper [0.6%]
Quadra FNX Mining
7.750%, 06/15/19 (A)	800	836

Metals & Mining [1.5%]
Midwest Vanadium
11.500%, 02/15/18 (A)	500	310
Mirabela Nickel
8.750%, 04/15/18 (A)	870	596
Noranda Aluminum Acquisition
4.730%, 05/15/15 (C) (D)	673	643
Novelis
8.375%, 12/15/17	500	535

Total Metals & Mining		2,084

Miscellaneous Business Services [0.4%]
Carriage Services
7.875%, 01/15/15	200	202
MCBC Holdings
6.817%, 10/15/14 (A) (E)	50	12
Sitel
11.000%, 08/01/17 (A)	340	330

Total Miscellaneous Business Services		544

Description	Face Amount (000)	Value (000)

Miscellaneous Manufacturing [2.7%]
AGY Holding
11.000%, 11/15/14	$100	$45
Atkore International
9.875%, 01/01/18	435	422
CEVA Group (A)
11.625%, 10/01/16	250	261
11.500%, 04/01/18	100	91
8.375%, 12/01/17	1,200	1,164
Coleman Cable
9.000%, 02/15/18	1,150	1,184
Rivers Pittsburgh Borrower
9.500%, 06/15/19 (A)	275	286
Thermon Industries
9.500%, 05/01/17	241	265

Total Miscellaneous Manufacturing		3,718

Multi-line Insurance [0.2%]
Kemper
6.000%, 05/15/17	195	207

Office Automation and Equip [0.3%]
CDW
8.000%, 12/15/18	400	434

Oil-Field Services [1.1%]
Exterran Holdings
7.250%, 12/01/18	1,600	1,536

Paper & Related Products [0.1%]
Verso Paper Holdings
8.750%, 02/01/19	300	119

Petroleum & Fuel Products [8.2%]
Bill Barrett
9.875%, 07/15/16	250	276
7.625%, 10/01/19	1,025	1,025
BreitBurn Energy Partners
7.875%, 04/15/22 (A)	1,660	1,660
Continental Resources
7.375%, 10/01/20	500	558
Crestwood Midstream Partners
7.750%, 04/01/19	1,550	1,538
Denbury Resources
8.250%, 02/15/20	500	547
Eagle Rock Energy Partners
8.375%, 06/01/19	1,250	1,247
Milagro Oil & Gas
10.500%, 05/15/16	400	304
Newfield Exploration
5.625%, 07/01/24	300	307
Penn Virginia
7.250%, 04/15/19	900	742
Precision Drilling
6.500%, 12/15/21	400	408
SandRidge Energy
8.125%, 10/15/22 (A)	1,000	1,010
8.000%, 06/01/18 (A)	150	152
7.500%, 03/15/21	250	247

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

SESI
7.125%, 12/15/21 (A)	$1,000	$1,088
6.375%, 05/01/19	300	314

Total Petroleum & Fuel Products		11,423

Phys Therapy/Rehab Cntrs [0.4%]
Physiotherapy Associates Holdings
11.875%, 05/01/19 (A)	595	602

Printing & Publishing [0.2%]
Houghton Mifflin Harcourt Publishers
10.500%, 06/01/19 (A) (B)	400	218

Property/Casualty Ins [0.2%]
QBE Capital Funding III
7.250%, 05/24/41 (A) (D)	250	226

Real Estate [0.4%]
Kennedy-Wilson
8.750%, 04/01/19	600	618

Research and Development [1.5%]
Alion Science and Technology
12.000%, 11/01/14 (C)	602	564
10.250%, 02/01/15	330	139
Catalent Pharma Solutions
9.500%, 04/15/15 (C) (D)	689	705
Pharmaceutical Product Development
9.500%, 12/01/19 (A)	675	738

Total Research and Development		2,146

Retail [5.8%]
Academy
9.250%, 08/01/19 (A)	750	814
AmeriGas Finance
7.000%, 05/20/22	1,420	1,463
Brands
5.625%, 02/15/22	250	258
Burlington Coat Factory Warehouse
10.000%, 02/15/19	1,500	1,590
Fifth & Pacific
10.500%, 04/15/19 (A)	750	834
GRD Holdings III
10.750%, 06/01/19 (A)	960	950
Liz Claiborne
10.500%, 04/15/19 (A)	190	211
Mobile Mini
7.875%, 12/01/20	755	798
Penske Automotive Group
7.750%, 12/15/16	100	104
Roadhouse Financing
10.750%, 10/15/17	570	546
Wok Acquisition
10.250%, 06/30/20 (A)	450	463

Total Retail		8,031

Description	Face Amount (000)	Value (000)

Rubber & Plastic [0.2%]
Goodyear Tire & Rubber
7.000%, 05/15/22	$250	$250

Schools-Day Care [0.2%]
Knowledge Learning
7.750%, 02/01/15 (A)	400	322

Shipbuilding [0.4%]
Huntington Ingalls Industries
7.125%, 03/15/21	250	261
6.875%, 03/15/18	250	261

Total Shipbuilding		522

Steel & Steel Works [0.5%]
Standard Steel
12.000%, 05/01/15 (A)	600	663

Telephones & Telecommunications [4.3%]
Avaya
10.125%, 11/01/15 (C)	1,280	1,062
9.750%, 11/01/15	250	207
7.000%, 04/01/19 (A)	420	390
Clearwire Communications
12.000%, 12/01/15 (A)	280	255
CommScope
8.250%, 01/15/19 (A)	925	978
L-3 Communications
4.506%, 02/15/15 (D)	1,250	1,206
Nextel Communications
6.875%, 10/31/13	107	107
Sprint Nextel
7.000%, 03/01/20 (A)	400	416
Syniverse Holdings
9.125%, 01/15/19	750	814
UPCB Finance
7.250%, 11/15/21 (A)	500	523

Total Telephones & Telecommunications		5,958

Textile-Home Furnishings [0.5%]
Empire Today
11.375%, 02/01/17 (A)	750	759

Transactional Software [0.4%]
Open Solutions
9.750%, 02/01/15 (A)	600	528

Transportation Services [5.3%]
ACL I
10.625%, 02/15/16	670	670
Commercial Barge Line
12.500%, 07/15/17	250	283
Florida East Coast Railway
8.125%, 02/01/17	750	784
Marquette Transportation
10.875%, 01/15/17	1,100	1,158
Pegasus Solutions
10.500%, 04/15/15 (A)	100	50
Quality Distribution
9.875%, 11/01/18	800	876

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)/ Shares	Value (000)

Rural/Metro
10.125%, 07/15/19 (A)	$650	$624
Sabre
8.500%, 05/15/19 (A)	480	487
Sabre Holdings
8.350%, 03/15/16	1,245	1,177
Stena
7.000%, 12/01/16	150	146
Travelport
11.875%, 09/01/16	90	34
9.875%, 09/01/14	300	219
United Maritime Group
11.750%, 06/15/15	800	874

Total Transportation Services		7,382

Web Hosting/Design [0.2%]
Equinix
7.000%, 07/15/21	250	275

Total Corporate Bonds
(Cost $125,732)		126,525

Convertible Bond [0.1%]
Food, Beverage & Tobacco [0.1%]
Vector Group
12.921%, 06/15/26 (D)	54	58

Total Convertible Bond
(Cost $56)		58

	Number of Warrants
Warrants [0.1%]
Alion Science and Technology,
Expires 03/15/17* (E)	380	—
CUI Acquisition* (E) (F) (G)	2,756	126

Total Warrants
(Cost $250)		126

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Olympus CVV* (E) (F)	8,500	7

Total Special Stock
(Cost $9)		7

Short-Term Investments [6.3%]
Fidelity Institutional Money Market Portfolio, Cl I, 0.102%**	4,418,736	4,418
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**	4,418,736	4,419

Total Short-Term Investments
(Cost $8,837)		8,837

Total Investments [97.3%]
(Cost $134,884)†		$135,553

Percentages are based on Net Assets of $139,375 ($ Thousands).

†
At June 30, 2012, the tax basis cost of the Fund's investments was $134,884 ($ Thousands), and the unrealized appreciation and depreciation were $4,915 ($ Thousands) and $(4,246) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2012.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2012, the value of these securities amounted to $57,813 ($ Thousands), representing 41.5% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Payment in Kind.
(D)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2012.
(E)	Securities considered illiquid. The total value of such securities as of June 30, 2012 was $169 ($ Thousands) and represented 0.1% of the net assets of the Fund.
(F)	Securities are fair valued. The total value of such securities as of June 30, 2012 was $133 ($ Thousands) and represented 0.1% of the net assets of the Fund.
(G)	This warrant is a result of the restructuring of Cleveland Unlimited, has an exercise price of $0.0001 per share of common stock and does not have an expiration date.

Cl — Class
CVV — Contingent Value Vehicle
Ser — Series
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$126,510	$15	$126,525
Convertible Bond	—	58	—	58
Warrants	—	—	126	126
Special Stock	—	—	7	7
Short-Term Investments	8,837	—	—	8,837
Total Investments in Securities	$8,837	$126,568	$148	$135,553

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Corporate Bonds ($ Thousands)	Investments in Warrants ($ Thousands)	Investments in Special Stock ($ Thousands)
Beginning balance as of October 1, 2011	$47	$171	$7
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(32)	(45)	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of June 30, 2012	$15	$126	$7
Changes in unrealized gains/(losses) included in earnings related to securities held at reporting date	$(32)	$(45)	$—

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
June 30, 2012 (Unaudited)

High Yield Bond Fund

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended June 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 7

Schedule of Investments
June 30, 2012 (Unaudited)

Multi-Asset Fund

Description	Shares/Face Amount (000)	Value (000)

Exchange-Traded Funds [60.1%]
iPath S&P 500 VIX	29,551	$1,324
iShares Russell 3000 Index Fund	15,008	1,206
iShares S&P 500 Growth Index Fund	29,913	2,199
iShares S&P MidCap 400 Index Fund	23,907	2,250
Powershares DB Gold Fund	40,696	2,246
SPDR S&P 500	16,159	2,202
SPDR S&P Dividend	20,440	1,137
Vanguard Dividend Appreciation	24,717	1,401
Vanguard Emerging Markets	42,239	1,688
Vanguard REIT	10,533	689
Vanguard Short-Term Bond Index Fund	893,842	9,502
Vanguard Small Cap Value	15,494	1,178

Total Exchange-Traded Funds
(Cost $26,983)		27,022

Unaffiliated Registered Investment Companies [23.9%]
DoubleLine Total Return Bond Fund	166,293	1,859
Fidelity Floating Rate High Income Fund	206,364	2,020
Harbor High Yield Bond Fund	76,087	828
ING Global Real Estate Fund	92,756	1,566
PIMCO Emerging Markets Bond Fund, Institutional Class	118,731	1,393
Principal Preferred Securities Fund	307,135	3,068

Total Unaffiliated Registered Investment Companies
(Cost $10,481)		10,734

Affiliated Registered Investment Companies [12.4%]
CNI Corporate Bond Fund, Institutional Class	177,888	1,910
CNI Government Bond Fund, Institutional Class	222,469	2,383
CNI High Yield Bond Fund, Institutional Class	154,267	1,304

Total Affiliated Registered Investment Companies
(Cost $5,497)		5,597

Corporate Bonds [2.8%]
Financial Services [2.8%]
Citigroup
5.500%, 08/27/12	$1,000	1,006

Description	Face Amount (000)/ Shares	Value (000)
Merrill Lynch, MTN
6.050%, 08/15/12	$250	$251

Total Financial Services		1,257

Total Corporate Bonds
(Cost $1,256)		1,257

Short-Term Investment [0.6%]
Fidelity Institutional Money Market Portfolio, Cl I, 0.174%*	260,997	261

Total Short-Term Investment
(Cost $261)		261

Total Investments [99.8%]
(Cost $44,478)†		$44,871

Percentages are based on Net Assets of $44,949 ($ Thousands).

†
At June 30, 2012, the tax basis cost of the Fund's investments was $44,478 ($ Thousands), and the unrealized appreciation and depreciation were $1,226 ($ Thousands) and $(833) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2012.

Cl — Class
MTN — Medium Term Note
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

The following is a list of the inputs used as of  June 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$27,022	$—	$—	$27,022
Unaffiliated Registered Investment Companies	10,734	—	—	10,734
Affiliated Registered Investment Companies	5,597	—	—	5,597
Corporate Bonds	—	1,257	—	1,257
Short-Term Investment	261	—	—	261
Total Investments in Securities	$43,614	$1,257	$—	$44,871

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Common Stock [98.1%]
Aerospace & Defense [2.4%]
BE Aerospace*	3,380	$147
Boeing	4,525	336
General Dynamics	330	22
Goodrich	115	15
Honeywell International	713	40
L-3 Communications Holdings, Cl 3	89	7
Lockheed Martin	244	21
Northrop Grumman	230	15
Precision Castparts	833	137
Raytheon	4,320	244
Rockwell Collins	133	6
United Technologies	834	63

Total Aerospace & Defense		1,053

Airlines [0.0%]
Southwest Airlines	702	6

Apparel/Textiles [1.0%]
Coach	3,173	186
Fossil*	48	4
Lululemon Athletica*	1,440	86
Nike, Cl B	335	29
Ralph Lauren, Cl A	929	130
VF	79	10

Total Apparel/Textiles		445

Auto Components [0.0%]
BorgWarner*	105	7
Goodyear Tire & Rubber*	224	2

Total Auto Components		9

Automotive [3.4%]
AutoZone*	344	126
Ford Motor	49,892	478
Harley-Davidson	212	10
Johnson Controls	13,122	364
Paccar	13,926	546

Total Automotive		1,524

Banks [3.7%]
Bank of America	9,860	81
Bank of New York Mellon	1,091	24
CIT Group*	14,400	513
Citigroup	2,683	73
Comerica	180	5
Fifth Third Bancorp	842	11
First Horizon National	231	2
Huntington Bancshares	791	5
KeyCorp	872	7
Leucadia National	181	4
M&T Bank	3,816	315
Moody's	181	7
PNC Financial Services Group	484	30
State Street	447	20

Description	Shares	Value (000)

SunTrust Banks	492	$12
US Bancorp	11,833	380
Wells Fargo	4,862	163
Zions Bancorporation	169	3

Total Banks		1,655

Beauty Products [0.6%]
Estee Lauder, Cl A	1,986	107
Procter & Gamble	2,507	154

Total Beauty Products		261

Biomedical Research & Products [0.1%]
Celgene*	403	26

Biotechnology [1.4%]
Alexion Pharmaceuticals*	2,226	221
Amgen	712	52
Ariad Pharmaceuticals*	2,950	51
Biogen Idec*	1,859	268
Gilead Sciences*	693	36

Total Biotechnology		628

Broadcasting & Cable [3.4%]
Acme Packet*	2,810	52
Cisco Systems	40,001	687
F5 Networks*	1,283	128
Finisar*	6,120	92
Harris	104	4
JDS Uniphase*	212	2
Motorola Solutions	267	13
Qualcomm	8,158	454
Ubiquiti Networks*	4,180	60

Total Broadcasting & Cable		1,492

Building & Construction [1.0%]
DR Horton	256	5
Masco	327	5
Owens Corning*	15,400	439

Total Building & Construction		449

Business Services [1.6%]
Accenture, Cl A	590	35
Automatic Data Processing	447	25
Cognizant Technology Solutions, Cl A*	279	17
Computer Sciences	142	4
eBay*	8,251	347
Fidelity National Information Services	4,478	153
Fiserv*	125	9
Mastercard, Cl A	97	42
Omnicom Group	249	12
Paychex	295	9
SAIC	253	3
Total System Services	147	3
Visa, Cl A	456	56

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Xerox	1,233	$10

Total Business Services		725

Chemicals [2.3%]
Air Products & Chemicals	193	16
Airgas	63	5
CF Industries Holdings	60	12
Dow Chemical	1,094	35
Eastman Chemical	126	6
Ecolab	267	18
EI du Pont de Nemours	857	43
FMC	125	7
International Flavors & Fragrances	74	4
LyondellBasell Industries, Cl A	5,200	209
Monsanto	3,828	317
Mosaic	272	15
Potash Corp of Saskatchewan	6,300	275
PPG Industries	139	15
Praxair	273	30
Sigma-Aldrich	111	8

Total Chemicals		1,015

Commercial Banks [1.7%]
BB&T	24,339	751
Regions Financial	1,292	9

Total Commercial Banks		760

Communication & Media [2.0%]
Cablevision Systems, Cl A	196	3
CBS, Cl B	593	19
Comcast, Cl A	9,387	300
DIRECTV, Cl A*	599	29
Discovery Communications, Cl A*	233	13
Interpublic Group	405	4
McGraw-Hill	256	12
News, Cl A	1,928	43
Scripps Networks Interactive, Cl A	85	5
Time Warner	11,144	429
Time Warner Cable, Cl A	286	23
Viacom, Cl B	483	23
Washington Post, Cl B	4	1

Total Communication & Media		904

Computer & Electronics Retail [0.0%]
GameStop, Cl A	119	2

Computer Software [2.0%]
Adobe Systems*	454	15
CA	324	9
Microsoft	25,012	765
Oracle	3,550	105
Symantec*	659	10

Total Computer Software		904

Description	Shares	Value (000)

Computer System Design & Services [4.7%]
Apple*	3,024	$1,766
Dell*	1,360	17
Hewlett-Packard	1,809	36
IBM	1,055	206
Lexmark International, Cl A	65	2
NetApp*	332	11
SanDisk*	223	8
Teradata*	154	11
Western Digital*	214	7

Total Computer System Design & Services		2,064

Computers & Peripherals [0.5%]
EMC*	9,211	236

Construction & Engineering [0.2%]
Jacobs Engineering Group*	118	4
KBR	3,070	76
Quanta Services*	195	5

Total Construction & Engineering		85

Construction Materials [0.0%]
Vulcan Materials	118	5

Consumer Products & Services [0.2%]
Clorox	119	9
Colgate-Palmolive	437	45
Hasbro	107	4
Kimberly-Clark	359	30
Mattel	312	10

Total Consumer Products & Services		98

Containers & Packaging [1.0%]
Ball	143	6
Bemis	94	3
Crown Holdings*	11,900	410
Owens-Illinois*	151	3

Total Containers & Packaging		422

Distributors [0.0%]
Genuine Parts	143	9

Diversified Consumer Services [0.0%]
DeVry	54	2
H&R Block	269	4

Total Diversified Consumer Services		6

Diversified Manufacturing [0.7%]
3M	635	57
Danaher	526	27
General Electric	9,694	202
Parker Hannifin	138	11
Textron	256	6

Total Diversified Manufacturing		303

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Diversified Metals & Mining [0.2%]
Alcoa	976	$8
Allegheny Technologies	98	3
Cliffs Natural Resources	130	6
Freeport-McMoRan Copper & Gold, Cl B	868	30
Newmont Mining	453	22
Titanium Metals	75	1
United States Steel	132	3

Total Diversified Metals & Mining		73

Drugs [3.7%]
Abbott Laboratories	1,440	93
Allergan	2,931	271
AmerisourceBergen, Cl A	229	9
Bristol-Myers Squibb	7,745	278
Eli Lilly	934	40
Forest Laboratories*	243	9
Johnson & Johnson	2,513	170
Merck	2,783	116
Mylan*	17,192	367
Perrigo	875	103
Pfizer	6,851	158
Watson Pharmaceuticals*	117	9

Total Drugs		1,623

Electrical Equipment [0.1%]
Emerson Electric	671	31

Electrical Services [2.1%]
Ameren	222	7
American Electric Power	443	18
AMETEK	3,990	199
CenterPoint Energy	391	8
CMS Energy	238	6
Consolidated Edison	268	17
Cooper Industries	146	10
DTE Energy	156	9
Duke Energy	1,224	28
Exelon	780	29
First Solar*	54	1
FirstEnergy	383	19
Integrys Energy Group	71	4
NextEra Energy	382	26
NiSource	260	6
Northeast Utilities	10,087	392
Pepco Holdings	209	4
Pinnacle West Capital	100	5
PPL	531	15
Progress Energy	271	16
Public Service Enterprise Group	463	15
Rockwell Automation	131	8
Roper Industries	89	9
SCANA	106	5
Southern	795	37
TECO Energy	197	4
Wisconsin Energy	211	8

Description	Shares	Value (000)

Xcel Energy	446	$13

Total Electrical Services		918

Electronic Equipment & Instruments [1.4%]
Amphenol, Cl A	148	8
Avnet*	19,000	586
FLIR Systems	141	3
Jabil Circuit	166	3
Molex	126	3
TE Connectivity	391	13

Total Electronic Equipment & Instruments		616

Energy [0.2%]
Dominion Resources	523	28
Edison International	298	14
Entergy	162	11
PG&E	386	18
Sempra Energy	219	15

Total Energy		86

Engineering Services [0.0%]
Fluor	155	8

Entertainment [2.3%]
Carnival	415	14
Chipotle Mexican Grill, Cl A*	29	11
Darden Restaurants	118	6
International Game Technology	270	4
Las Vegas Sands	4,290	187
Marriott International, Cl A	242	10
Starbucks	4,974	265
Starwood Hotels & Resorts Worldwide	3,701	196
Wendy's	61,500	290
Wyndham Worldwide	133	7
Wynn Resorts	73	8

Total Entertainment		998

Financial Services [2.7%]
American Express	11,156	649
Capital One Financial	8,431	461
Charles Schwab	990	13
CME Group, Cl A	61	16
Discover Financial Services	485	17
Hudson City Bancorp	483	3
IntercontinentalExchange*	67	9
Nasdaq Stock Market	112	3
NYSE Euronext	232	6
People's United Financial	326	4
SLM	446	7
Western Union	561	9

Total Financial Services		1,197

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Food, Beverage & Tobacco [3.8%]
Beam	144	$9
Brown-Forman, Cl B	91	9
Coca-Cola	9,824	768
Coca-Cola Enterprises	275	8
ConAgra Foods	380	10
Constellation Brands, Cl A*	139	4
De Master Blenders*	559	6
Dr Pepper Snapple Group	194	8
General Mills	592	23
Kellogg Company	226	11
Kraft Foods, Cl A	1,622	62
Molson Coors Brewing, Cl B	144	6
Monster Beverage*	140	10
PepsiCo	10,440	738
Safeway	220	4

Total Food, Beverage & Tobacco		1,676

Gas/Natural Gas [0.0%]
AGL Resources	107	4
ONEOK	190	8

Total Gas/Natural Gas		12

Health Care Technology [0.5%]
Cerner*	2,794	231

Healthcare Products & Services [2.0%]
Agilent Technologies	4,548	178
Cardinal Health	317	13
Humana	149	12
Life Technologies*	163	7
McKesson	6,077	570
Medtronic	952	37
PerkinElmer	104	3
Thermo Fisher Scientific	336	17
UnitedHealth Group	949	56
Waters*	81	6

Total Healthcare Products & Services		899

Household Furniture & Fixtures [0.3%]
Harman International Industries	64	3
Lennar, Cl A	2,849	88
Newell Rubbermaid	265	5
PulteGroup*	309	3
Stanley Black & Decker	156	10
Whirlpool	71	4

Total Household Furniture & Fixtures		113

Independent Power Producers & Energy Trader [0.0%]
AES*	590	7
NRG Energy*	208	4

Total Independent Power Producers & Energy Trader		11

Industrial [0.0%]
Dun & Bradstreet	44	3

Description	Shares	Value (000)

Equifax	110	$5
Robert Half International	131	4

Total Industrial		12

Insurance [5.8%]
ACE	310	23
Aetna	318	12
Aflac	428	18
Allstate	450	16
American International Group*	585	19
Aon	299	14
Assurant	78	3
Berkshire Hathaway, Cl B*	8,731	728
Chubb	247	18
Cigna	264	12
Cincinnati Financial	149	6
Coventry Health Care	131	4
DaVita*	86	8
Express Scripts Holding*	737	41
Genworth Financial, Cl A*	450	2
Hartford Financial Services Group	403	7
HCC Insurance Holdings	18,900	593
Lincoln National	261	6
Loews	5,380	220
Marsh & McLennan	499	16
MetLife	14,372	443
Principal Financial Group	275	7
Progressive	558	12
Prudential Financial	429	21
Tenet Healthcare*	379	2
Torchmark	90	4
Travelers	356	23
Unum Group	15,062	288
XL Group, Cl A	285	6

Total Insurance		2,572

Internet & Catalog Retail [0.1%]
Expedia	83	4
Netflix*	51	3
priceline.com*	46	31
TripAdvisor*	87	4

Total Internet & Catalog Retail		42

Investment Banker/Broker Dealer [1.1%]
Affiliated Managers Group*	1,960	215
Ameriprise Financial	200	11
BlackRock, Cl A	117	20
E*Trade Financial*	233	2
Federated Investors, Cl B	85	2
Franklin Resources	130	14
Goldman Sachs Group	450	43
Invesco	410	9
JPMorgan Chase	3,483	124
Legg Mason	115	3
Morgan Stanley	1,393	20
Northern Trust	221	10

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

T Rowe Price Group	233	$15

Total Investment Banker/Broker Dealer		488

Machinery [1.9%]
AGCO*	6,200	284
Caterpillar	3,587	305
Cummins	176	17
Deere	364	29
Dover	168	9
Eaton	309	12
Flowserve	50	6
Illinois Tool Works	437	23
Ingersoll-Rand	273	12
Joy Global	97	5
Pall	106	6
Snap-on	53	3
SPX	2,030	133
Xylem	170	4

Total Machinery		848

Manufacturing [1.6%]
Tyco International	13,473	712

Medical Products & Services [6.8%]
Bard (C.R.)	77	8
Baxter International	6,004	319
Becton Dickinson	185	14
Boston Scientific*	1,308	8
CareFusion*	25,545	656
Covidien	12,191	652
DENTSPLY International	130	5
Edwards Lifesciences*	105	11
Hospira*	151	5
Intuitive Surgical*	356	197
Laboratory Corp of America Holdings*	6,689	620
Patterson	13,580	468
Quest Diagnostics	145	9
St. Jude Medical	287	12
Stryker	296	16
Varian Medical Systems*	102	6
WellPoint	303	19
Zimmer Holdings	161	10

Total Medical Products & Services		3,035

Miscellaneous Manufacturing [0.0%]
Leggett & Platt	128	3

Multi-Media [0.2%]
Walt Disney	1,635	79

Office Equipment & Supplies [0.0%]
Avery Dennison	95	3

Office Furniture & Fixtures [1.3%]
Autodesk*	210	7
BMC Software*	147	6
Citrix Systems*	170	14

Description	Shares	Value (000)

Electronic Arts*	291	$4
Fortinet*	3,040	70
Intuit	269	16
Red Hat*	176	10
Salesforce.com*	976	135
TIBCO Software*	3,870	116
VMware, Cl A*	2,050	187

Total Office Furniture & Fixtures		565

Paper & Related Products [0.7%]
International Paper	400	12
MeadWestvaco	158	4
Packaging Corp of America	10,200	288
Sealed Air	178	3

Total Paper & Related Products		307

Personal Products [0.0%]
Avon Products	395	7

Petroleum & Fuel Products [8.7%]
Alpha Natural Resources*	202	2
Anadarko Petroleum	1,877	124
Apache	358	31
Baker Hughes	401	16
Cabot Oil & Gas	2,342	92
Cameron International*	225	10
Chesapeake Energy	606	11
Chevron	1,805	190
Concho Resources*	1,720	146
ConocoPhillips	6,457	361
Consol Energy	208	6
Denbury Resources*	357	5
Devon Energy	370	21
Diamond Offshore Drilling	64	4
Enbridge	3,900	156
EOG Resources	247	22
EQT	137	7
Exxon Mobil	4,278	366
FMC Technologies*	219	9
Halliburton	844	24
Helmerich & Payne	98	4
Hess	278	12
Kinder Morgan	462	15
Marathon Oil	645	17
Marathon Petroleum	312	14
Murphy Oil	178	9
Nabors Industries*	266	4
National Oilwell Varco	390	25
Newfield Exploration*	123	4
Noble	16,431	535
Noble Energy	163	14
Occidental Petroleum	742	64
Peabody Energy	249	6
Phillips 66*	3,222	107
Pioneer Natural Resources	113	10
QEP Resources	163	5
Range Resources	148	9
Rowan, Cl A*	114	4

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Schlumberger	5,480	$356
Southwestern Energy*	7,719	246
Spectra Energy	20,597	599
Sunoco	97	5
Tesoro*	128	3
Valero Energy	506	12
Whiting Petroleum*	3,400	140
Williams	572	17
WPX Energy*	182	3

Total Petroleum & Fuel Products		3,842

Printing & Publishing [0.1%]
Cintas	101	4
Gannett	215	3
Iron Mountain	157	5
Pitney Bowes	183	3
Republic Services, Cl A	288	8
RR Donnelley & Sons	165	2
Stericycle*	78	7

Total Printing & Publishing		32

Railroads [0.1%]
CSX	951	21

Real Estate Investment Trust [0.9%]
American Tower, Cl A	361	25
Apartment Investment & Management, Cl A	129	4
AvalonBay Communities	87	12
Boston Properties	137	15
Equity Residential	275	17
HCP	384	17
Health Care REIT	196	12
Host Hotels & Resorts	657	10
Kimco Realty	372	7
Plum Creek Timber	148	6
ProLogis	421	14
Public Storage	130	19
Simon Property Group	1,337	208
Ventas	264	17
Vornado Realty Trust	170	14
Weyerhaeuser	492	11

Total Real Estate Investment Trust		408

Real Estate Management & Development [1.9%]
Brookfield Asset Management, Cl A	21,200	702
CBRE Group, Cl A*	9,690	158

Total Real Estate Management & Development		860

Retail [4.0%]
Abercrombie & Fitch, Cl A	76	3
AutoNation*	38	1
Bed Bath & Beyond*	3,063	189
Best Buy	254	5

Description	Shares	Value (000)

Big Lots*	58	$2
CarMax*	209	6
Costco Wholesale	396	38
CVS	1,172	55
Dollar Tree*	212	12
Family Dollar Stores	107	7
Gap	304	8
GNC Holdings, Cl A	3,340	131
Home Depot	4,820	256
JC Penney	10,534	246
Kohl's	219	10
Kroger	513	12
Limited Brands	221	9
Lowe's	1,077	31
Macy's	378	13
McDonald's	930	82
Nordstrom	147	7
O'Reilly Automotive*	115	10
Ross Stores	206	13
Sears Holdings*	35	2
Sherwin-Williams	78	10
Staples	631	8
SYSCO	536	16
Target	605	35
Tiffany	116	6
TJX	678	29
Urban Outfitters*	102	3
Walgreen	789	23
Wal-Mart Stores	1,579	110
Whole Foods Market	1,859	177
Yum! Brands	3,191	206

Total Retail		1,771

Schools [0.0%]
Apollo Group, Cl A*	98	4

Semi-Conductors [2.4%]
Advanced Micro Devices*	539	3
Altera	8,025	272
Analog Devices	273	10
Applied Materials	1,173	13
Broadcom, Cl A	6,684	226
Intel	4,603	123
KLA-Tencor	153	7
Lam Research*	3,934	148
Linear Technology	211	7
LSI*	520	3
Microchip Technology	177	6
Micron Technology*	905	6
NVIDIA*	566	8
NXP Semiconductor*	7,470	174
Teradyne*	171	2
Texas Instruments	1,047	30
Xilinx	241	8

Total Semi-Conductors		1,046

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
June 30, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Steel & Steel Works [0.0%]
Nucor	290	$11

Telephones & Telecommunications [3.4%]
AT&T	16,364	584
CenturyLink	568	22
Corning	31,588	408
Crown Castle International*	236	14
Frontier Communications	913	3
MetroPCS Communications*	269	2
Sprint Nextel*	2,744	9
Verizon Communications	2,599	115
Vodafone Group ADR	11,600	327
Windstream	538	5

Total Telephones & Telecommunications		1,489

Trading Companies & Distributors [0.1%]
Fastenal	270	11
WW Grainger	56	11

Total Trading Companies & Distributors		22

Transportation Services [0.4%]
CH Robinson Worldwide	149	9
Expeditors International of Washington	194	8
FedEx	289	26
Norfolk Southern	298	21
Union Pacific	436	52
United Parcel Service, Cl B	878	69

Total Transportation Services		185

Trucking [0.0%]
Ryder System	47	2

Waste Management Services [0.0%]
Waste Management	423	14

Web Portals/ISP [3.0%]
Akamai Technologies*	164	5
Amazon.com*	1,430	327
Facebook, Cl A*	5,450	170
Google, Cl A*	960	557
Juniper Networks*	8,494	139
LinkedIn, Cl A*	1,040	110
VeriSign*	145	6
Yahoo! *	1,115	18

Total Web Portals/ISP		1,332

Wholesale [0.4%]
Archer-Daniels-Midland	602	18
Campbell Soup	162	5
Dean Foods*	169	3
Hershey	139	10
Hillshire Brands	112	3
HJ Heinz	293	16
Hormel Foods	125	4
JM Smucker	104	8
Description	Shares	Value (000)

McCormick	121	$7
Mead Johnson Nutrition, Cl A	1,527	123
Tyson Foods, Cl A	264	5

Total Wholesale		202

Total Common Stock
(Cost $40,959)		43,492

	Number of Warrants
Warrant [0.0%]
Kinder Morgan,
Expires 05/25/17*	1	—

Total Warrant
(Cost $0)		—

Short-Term Investment [3.1%]
AIM STIT-Treasury Portfolio, 0.020%**	1,371,680	1,372

Total Short-Term Investment
(Cost $1,372)		1,372

Total Investments [101.2%]
(Cost $42,331)†		$44,864

Percentages are based on Net Assets of $44,347 ($ Thousands).

†
At June 30, 2012, the tax basis cost of the Fund's investments was $42,331 ($ Thousands), and the unrealized appreciation and depreciation were $4,251 ($ Thousands) and $(1,718) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2012.

ADR — American Depositary Receipt
Cl — Class
REIT — Real Estate Investment Trust
Amounts designated as "—" are either $0 or have been rounded to $0.

As of June 30, 2012, all of the Fund’s investments are Level 1.

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 7

Schedule of Investments
June 30, 2012 (Unaudited)

Large Cap Value Equity Fund

Description	Shares	Value (000)

Common Stock [97.1%]
Aerospace & Defense [1.5%]
General Dynamics	9,000	$594
L-3 Communications Holdings, Cl 3	15,600	1,154

Total Aerospace & Defense		1,748

Auto Components [1.4%]
Magna International	42,300	1,669

Beverages [0.6%]
PepsiCo	10,200	721

Capital Markets [3.6%]
Bank of New York Mellon	52,900	1,161
Goldman Sachs Group	16,531	1,585
State Street	34,800	1,553

Total Capital Markets		4,299

Chemicals [0.8%]
EI du Pont de Nemours	19,600	991

Commercial Banks [4.8%]
US Bancorp	74,500	2,396
Wells Fargo	98,960	3,309

Total Commercial Banks		5,705

Commercial Services & Supplies [2.6%]
Iron Mountain	64,000	2,109
Waste Management	30,500	1,019

Total Commercial Services & Supplies		3,128

Communications Equipment [2.1%]
Cisco Systems	146,000	2,507

Consumer Finance [2.0%]
American Express	40,200	2,340

Diversified Financial Services [4.6%]
Citigroup	88,397	2,423
JPMorgan Chase	83,200	2,973

Total Diversified Financial Services		5,396

Diversified Telecommunication Services [3.5%]
AT&T	79,917	2,850
Verizon Communications	30,500	1,355

Total Diversified Telecommunication Services		4,205

Electric Utilities [2.8%]
American Electric Power	23,800	950
Edison International	35,500	1,640
NextEra Energy	10,200	702

Total Electric Utilities		3,292

Description	Shares	Value (000)

Electronic Equipment [1.9%]
Corning	177,200	$2,291

Food & Staples Retailing [4.4%]
CVS	25,500	1,192
SUPERVALU	124,500	645
Wal-Mart Stores	48,200	3,360

Total Food & Staples Retailing		5,197

Food Products [1.3%]
Dean Foods*	90,000	1,533

Gas Utilities [0.6%]
Southwest Gas	15,500	676

Health Care Equipment & Supplies [0.6%]
Baxter International	4,300	228
Becton Dickinson	6,900	516

Total Health Care Equipment & Supplies		744

Health Care Providers & Services [1.8%]
Aetna	34,200	1,326
Cigna	18,500	814

Total Health Care Providers & Services		2,140

Household Products [1.8%]
Procter & Gamble	34,700	2,125

Industrial Conglomerates [3.4%]
General Electric	160,700	3,349
Tyco International	13,600	719

Total Industrial Conglomerates		4,068

Insurance [8.0%]
Aflac	58,362	2,485
Berkshire Hathaway, Cl B*	35,400	2,950
Marsh & McLennan	63,100	2,034
Travelers	31,700	2,024

Total Insurance		9,493

IT Services [0.9%]
Western Union	60,000	1,010

Machinery [1.6%]
AGCO*	40,700	1,861

Media [3.9%]
Cablevision Systems, Cl A	90,000	1,196
Comcast, Cl A	108,400	3,466

Total Media		4,662

Metals & Mining [2.1%]
Barrick Gold	40,800	1,533
Newmont Mining	19,800	961

Total Metals & Mining		2,494

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

Large Cap Value Equity Fund

Description	Shares	Value (000)

Multiline Retail [3.3%]
Big Lots*	32,000	$1,305
Target	44,400	2,584

Total Multiline Retail		3,889

Multi-Utilities [3.4%]
National Grid ADR	27,200	1,441
PG&E	42,000	1,902
Public Service Enterprise Group	22,100	718

Total Multi-Utilities		4,061

Oil, Gas & Consumable Fuels [10.8%]
Apache	14,000	1,230
BP ADR	40,900	1,658
Chesapeake Energy	38,300	712
Chevron	25,440	2,684
ConocoPhillips	35,180	1,966
Exxon Mobil	33,500	2,867
Hess	26,000	1,130
Phillips 66*	17,590	585

Total Oil, Gas & Consumable Fuels		12,832

Pharmaceuticals [4.4%]
Abbott Laboratories	21,700	1,399
Eli Lilly	35,600	1,528
Merck	32,200	1,344
Teva Pharmaceutical Industries ADR	23,300	919

Total Pharmaceuticals		5,190

Real Estate Management & Development [1.9%]
Brookfield Asset Management, Cl A	68,200	2,258

Road & Rail [2.3%]
Union Pacific	23,000	2,744

Semiconductors & Semiconductor Equipment [1.6%]
Intel	72,200	1,924

Software [3.0%]
Microsoft	114,600	3,506

Specialty Retail [2.5%]
Best Buy	56,200	1,178
Lowe's	22,500	640
Staples	82,700	1,079

Total Specialty Retail		2,897

Wireless Telecommunication Services [1.3%]
Sprint Nextel*	469,000	1,529

Total Common Stock
(Cost $108,362)		115,125

Description	Shares	Value (000)

Short-Term Investments [2.7%]
Fidelity Institutional Money Market Portfolio, Cl I, 0.102%**	1,644,276	$1,644
Goldman Sachs Financial Square Funds - Government Fund, 0.043%**	1,634,205	1,634

Total Short-Term Investments
(Cost $3,278)		3,278

Total Investments [99.8%]
(Cost $111,640)†		$118,403

Percentages are based on Net Assets of $118,605 ($ Thousands).

†
At June 30, 2012, the tax basis cost of the Fund's investments was $111,640 ($ Thousands), and the unrealized appreciation and depreciation were $14,506 ($ Thousands) and $(7,743) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2012.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2012, all of the Fund’s investments are Level 1.

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

Large Cap Growth Equity Fund

Description	Shares	Value (000)

Common Stock [96.7%]
Aerospace & Defense [1.4%]
Boeing	8,500	$632

Air Freight & Logistics [1.7%]
FedEx	8,400	769

Automotive [1.3%]
Johnson Controls	22,200	615

Beverages [3.2%]
Dr Pepper Snapple Group	13,800	604
Fomento Economico Mexicano ADR	9,500	848

Total Beverages		1,452

Biotechnology [6.3%]
Celgene*	15,600	1,001
Gilead Sciences*	25,300	1,297
Onyx Pharmaceuticals*	9,400	625

Total Biotechnology		2,923

Chemicals [1.4%]
Mosaic	12,100	663

Commercial Banks [1.3%]
Wells Fargo	17,650	590

Communications Equipment [2.9%]
Qualcomm	24,000	1,336

Computers & Peripherals [12.4%]
Apple*	7,900	4,614
EMC*	42,100	1,079

Total Computers & Peripherals		5,693

Diversified Telecommunication Services [0.9%]
Verizon Communications	9,500	422

Energy Equipment & Services [5.1%]
Baker Hughes	16,300	670
Halliburton	14,100	400
National Oilwell Varco	8,300	535
Schlumberger	11,600	753

Total Energy Equipment & Services		2,358

Food & Staples Retailing [4.6%]
CVS	28,000	1,308
Wal-Mart Stores	11,500	802

Total Food & Staples Retailing		2,110

Food Products [4.2%]
Bunge	12,500	784
Dean Foods*	68,700	1,170

Total Food Products		1,954

Description	Shares	Value (000)

Health Care Equipment & Supplies [2.0%]
Baxter International	17,000	$904

Hotels, Restaurants & Leisure [1.6%]
Starbucks	13,500	720

Household Products [1.6%]
Energizer Holdings*	10,000	753

Independent Power Producers & Energy Traders [0.8%]
AES*	27,700	355

Industrial Conglomerates [1.9%]
Danaher	16,700	870

Insurance [1.3%]
Prudential Financial	12,000	581

Internet & Catalog Retail [1.4%]
priceline.com*	1,000	665

Internet Software & Services [2.8%]
Google, Cl A*	2,250	1,305

IT Services [4.3%]
IBM	5,100	998
Mastercard, Cl A	2,300	989

Total IT Services		1,987

Life Sciences Tools & Services [1.5%]
Agilent Technologies	18,000	706

Machinery [3.2%]
Caterpillar	7,400	628
Cummins	8,500	824

Total Machinery		1,452

Media [5.8%]
Comcast, Cl A	27,100	866
DIRECTV, Cl A*	22,200	1,084
Omnicom Group	14,400	700

Total Media		2,650

Metals & Mining [2.0%]
Allegheny Technologies	13,700	437
Titanium Metals	41,400	468

Total Metals & Mining		905

Multiline Retail [1.4%]
Target	11,100	646

Oil, Gas & Consumable Fuels [5.6%]
Chevron	7,300	770
Exxon Mobil	21,200	1,814

Total Oil, Gas & Consumable Fuels		2,584

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

Large Cap Growth Equity Fund

Description	Shares	Value (000)

Pharmaceuticals [5.1%]
Merck	14,200	$593
Mylan*	49,900	1,066
Shire ADR	7,800	674

Total Pharmaceuticals		2,333

Real Estate Management & Development [1.2%]
Jones Lang LaSalle	7,900	556

Road & Rail [1.7%]
Norfolk Southern	10,900	782

Semiconductors & Semiconductor Equipment [1.1%]
Marvell Technology Group	45,900	518

Software [3.7%]
Microsoft	35,200	1,077
Nuance Communications*	25,800	614

Total Software		1,691

Total Common Stock
(Cost $38,468)		44,480

Short-Term Investments [3.6%]
Fidelity Institutional Money Market Portfolio, Cl I, 0.102%**	884,864	885
Goldman Sachs Financial Square Funds - Government Fund, 0.043%**	744,213	744

Total Short-Term Investments
(Cost $1,629)		1,629

Total Investments [100.3%]
(Cost $40,097)†		$46,109

Percentages are based on Net Assets of $45,985 ($ Thousands).

†
At June 30, 2012, the tax basis cost of the Fund's investments was $40,097 ($ Thousands), and the unrealized appreciation and depreciation were $7,817 ($ Thousands) and $(1,805) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2012.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2012, all of the Fund’s investments are Level 1.

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2012 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Common Stock [95.7%]
Automotive [5.6%]
Ford Motor	219,000	$2,100
Johnson Controls	58,700	1,627
Paccar	49,000	1,920

Total Automotive		5,647

Banks [7.6%]
CIT Group*	66,500	2,370
Cullen	21,400	1,230
M&T Bank	23,500	1,941
US Bancorp	64,000	2,058

Total Banks		7,599

Broadcasting & Cable [1.9%]
Cisco Systems	109,800	1,885

Building & Construction [1.7%]
Owens Corning*	58,900	1,681

Business Services [0.9%]
Automatic Data Processing	16,600	924

Chemicals [2.3%]
EI du Pont de Nemours	46,200	2,337

Commercial Banks [1.2%]
BB&T	40,000	1,234

Communication & Media [1.6%]
Time Warner	41,700	1,605

Computer Software [1.4%]
Microsoft	47,000	1,438

Distributors [1.8%]
Genuine Parts	30,200	1,820

Drugs [5.2%]
Abbott Laboratories	47,900	3,088
Bristol-Myers Squibb	58,100	2,089

Total Drugs		5,177

Electrical Equipment [1.8%]
Emerson Electric	39,200	1,826

Electrical Services [1.9%]
Northeast Utilities	49,600	1,925

Electronic Equipment & Instruments [2.6%]
Arrow Electronics*	80,300	2,635

Financial Services [2.9%]
American Express	33,500	1,950
NYSE Euronext	37,300	954

Total Financial Services		2,904

Description	Shares	Value (000)

Food, Beverage & Tobacco [3.1%]
PepsiCo	43,700	$3,088

Healthcare Products & Services [4.0%]
Cardinal Health	45,100	1,894
McKesson	23,200	2,175

Total Healthcare Products & Services		4,069

Insurance [10.9%]
Berkshire Hathaway, Cl B*	36,200	3,017
Chubb	42,000	3,058
HCC Insurance Holdings	64,500	2,025
Loews	38,600	1,579
Mercury General	29,900	1,246

Total Insurance		10,925

Manufacturing [2.0%]
Tyco International	37,475	1,981

Medical Products & Services [9.0%]
Baxter International	26,000	1,382
CareFusion*	74,500	1,913
Laboratory Corp of America Holdings*	33,300	3,084
Patterson	76,700	2,644

Total Medical Products & Services		9,023

Paper & Related Products [1.8%]
Packaging Corp of America	65,800	1,858

Petroleum & Fuel Products [8.2%]
ConocoPhillips	42,000	2,347
Encana	45,800	954
Phillips 66*	21,000	698
Southwestern Energy*	34,600	1,104
Spectra Energy	106,600	3,098

Total Petroleum & Fuel Products		8,201

Real Estate Management & Development [3.3%]
Brookfield Asset Management, Cl A	101,000	3,343

Retail [1.0%]
Home Depot	18,000	954

Semi-Conductors [3.5%]
Analog Devices	55,500	2,091
Intel	51,900	1,383

Total Semi-Conductors		3,474

Steel & Steel Works [1.4%]
Nucor	38,000	1,440

Telephones & Telecommunications [3.2%]
Corning	141,400	1,828

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2012 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Vodafone Group ADR	50,000	$1,409

Total Telephones & Telecommunications		3,237

Transportation Services [2.0%]
United Parcel Service, Cl B	25,300	1,993

Waste Management Services [1.9%]
Waste Management	56,300	1,880

Total Common Stock
(Cost $86,698)		96,103

Short-Term Investment [4.3%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	4,308,217	4,308

Total Short-Term Investment
(Cost $4,308)		4,308

Total Investments [100.0%]
(Cost $91,006)†		$100,411

Percentages are based on Net Assets of $100,460 ($ Thousands).

†
At June 30, 2012, the tax basis cost of the Fund's investments was $91,006 ($ Thousands), and the unrealized appreciation and depreciation were $12,410 ($ Thousands) and $(3,005) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2012.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2012, all of the Fund’s investments are Level 1.

For the period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI-QH-002-0500

CNI CHARTER FUNDS | PAGE 2

Item 2.   Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CNI Charter Funds

By (Signature and Title)	/s/Rich Gershen
Rich Gershen, President & CEO

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Rich Gershen
Rich Gershen, President & CEO

Date: August 29, 2012

By (Signature and Title)	/s/Eric Kleinschmidt
Eric Kleinschmidt, Controller & COO

Date: August 29, 2012